Filed electronically with the Securities and Exchange
                           Commission on June 28, 2002


                                                               File No. 2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 51
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 51

                               VALUE EQUITY TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                           --------------
                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/X/      On July 1, 2002 pursuant to paragraph (b)
/ /      On ________ pursuant to paragraph (a)(1)
/ /      On ________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                       SCUDDER
                                                                     INVESTMENTS


                             Select Equity Funds
                             Class AARP and Class S Shares




          Prospectus

--------------------------------------------------------------------------------
                             July 1, 2002
--------------------------------------------------------------------------------
                           |


                           | Scudder Select 500 Fund
                           |
                           | Scudder Select 1000 Growth Fund





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                    How to Invest in the Funds

     4  Scudder Select 500 Fund           24  How to Buy, Sell and
                                              Exchange Class AARP Shares
     9  Scudder Select 1000 Growth
        Fund                              26  How to Buy, Sell and
                                              Exchange Class S Shares
    15  Other Policies and Risks
                                          28  Policies You Should Know
    16  Who Manages and Oversees              About
        the Funds
                                          33  Understanding Distributions
    19 Financial Highlights                   and Taxes



"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Company. Russell(R) is a trademark of the Frank Russell Company. These trademarks and service marks have been licensed for use by Deutsche Investment Management Americas Inc. Frank Russell Company is the owner of the copyrights relating to, and the source of, the Russell 1000 Growth Index. Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications, and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Additional information may be found in the funds' Statements of Additional Information.

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.


  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

  This prospectus offers two classes for each fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.


  You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                  |   Class AARP     Class S
                                   ticker symbol  |   SSLFX          SSFFX
                                     fund number  |   110            310

  Scudder Select 500 Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the Standard & Poor's 500 Index (S&P 500 Index) (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.20 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the S&P 500 Index. The S&P 500 Index is one of the most widely used measures of U.S. equity performance.

The fund's managers use a multi-step process to select portfolio securities from its benchmark index. This process includes the following steps:

Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation and history of rising prices.

Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

Portfolio Construction -- from the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and to attempt to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries and risk factors such as valuation ratios, earnings growth rates, price volatility and market capitalization.

Ongoing Active Management -- the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark index change over time.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to investments in any one sector, such as technology, factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their superior earnings growth.

The fund's index-related strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are interested in a fund that takes a low active risk approach to investing in stocks of companies that are included in the S&P 500 Index.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and will vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Select 500 Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000       -4.50
2001      -10.77


2002 Total Return as of March 31: 0.09%

For the periods included in the bar chart:
Best Quarter: 10.48%, Q4 2001             Worst Quarter: -13.72%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                      -10.77                  -1.54
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                            -10.96                  -1.77
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares                               -6.56                  -1.34
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                   -11.87                  -3.56
--------------------------------------------------------------------------------
Class AARP (Return before Taxes)           -10.69               -12.88**
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                   -11.87               -15.32**
--------------------------------------------------------------------------------

Index: The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

In the chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

*  Since 5/17/1999. Index comparison begins on 5/31/1999.

** Class AARP shares commenced operations on 10/2/2000. Index comparison begins on 9/30/2000.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.27
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.77
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.25%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP/S shares         $79           $246           $428           $954
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     |  Class AARP     Class S
                                       ticker symbol |  SSLOX          STHGX
                                       fund number   |  211            311

  Scudder Select 1000 Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. The Index is widely used as a measure of the performance of mid- and large-cap U.S. stocks that have above-average prospects for growth.

The fund's managers use a multi-step process to select portfolio securities from its benchmark index. This process includes the following steps:

Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation and history of rising prices.

Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

Portfolio Construction -- from the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and to attempt to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries and risk factors such as valuation ratios, earnings growth rates, price volatility and market capitalization.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

Ongoing Active Management -- the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark index change over time.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the mid-size and large company portions of the U.S. stock market. When mid-size and large company stock prices fall, you should expect the value of your investment to fall as well. At times, mid-size and large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to investments in any one sector, such as technology, factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their superior earnings growth.

The fund is non-diversified. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund since any factors affecting a given company could affect performance of the fund to a greater degree.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a growth-oriented, low active risk approach to mid-size and large company portions of the U.S. stock market.

The fund's index-related strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and will vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Select 1000 Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000      -22.32
2001      -19.27


2002 Total Return as of March 31: -2.85%

For the periods included in the bar chart:
Best Quarter: 14.93%, Q4 2001             Worst Quarter: -21.75%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                      -19.27                  -8.57
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                            -19.27                  -8.59
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares                              -11.73                  -6.76
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                   -20.42                  -8.44
--------------------------------------------------------------------------------
Class AARP (Return before Taxes)           -19.35               -30.18**
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                   -20.42               -31.26**
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged capitalization-weighted price index containing the growth stocks in the Russell 1000 Index.

In the chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

*  Since 5/17/1999.  Index comparison begins on 5/31/1999.

** Class AARP shares commenced operations on 10/2/2000. Index comparison begins on 9/30/2000.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.27
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.77
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.25%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP/S shares         $79           $246           $428           $954
--------------------------------------------------------------------------------

Other Policies and Risks


While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to a fund's 80% investment policy as described herein.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.


For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Select 500 Fund                                0.49%*
---------------------------------------------------------------------
Scudder Select 1000 Growth Fund                        0.49%*
---------------------------------------------------------------------


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of each fund.



Scudder Select 500 Fund and Scudder         Jin Chen
Select 1000 Growth Fund                     CFA, Vice President of Deutsche
                                            Asset Management and Co-Manager of
  Eric Lobben                               the funds.
  Managing Director of Deutsche Asset       o   Joined Deutsche Asset Management
  Management and Co-Manager of the funds.       in 1999 after 4 years of
  o   Joined Deutsche Asset Management          experience as a fundamental
      in 1981 and the funds in 2002.            equity analyst and portfolio
  o   Over 20 years of investment               manager of various funds in US
      industry experience.                      large and small cap equities at
  o   MBA, New York University.                 Thomas White Asset Management.
                                            o   Portfolio manager for
  Thomas Picciochi                              quantitative active equity
  Director of Deutsche Asset Management         strategies in several funds,
  and Co-Manager of the funds.                  responsible for quantitative
  o   Joined Deutsche Asset Management          research on stock selection
      in 1999 after 13 years of                 and portfolio construction for
      experience in various research and        DB Absolute Return
      analysis positions at State Street        Strategies: Summit, NJ.
      Global Advisors, FPL Energy,          o   MS, Michigan State University.
      Barnett Bank, Trade Finance           o   Joined the funds in 2002.
      Corporation and Reserve Financial
      Management.
  o   Portfolio manager and trader for
      several quantitative active equity
      strategies, responsible for
      quantitative research on stock
      selection and portfolio
      construction for DB Absolute
      Return Strategies: Summit, NJ.
  o   MBA, University of Miami.
  o   Joined the funds in 2002.

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Select 500 Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended February 28,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.03    $13.59
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                 .08       .08
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (1.10)    (1.60)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (1.02)    (1.52)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.06)     (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                $10.95    $12.03
--------------------------------------------------------------------------------
Total Return (%)^c                                            (8.47)   (11.23)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             3         1
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  .77      .77*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   .76      .75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        .62      .63*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       67        95
--------------------------------------------------------------------------------


^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to February 28, 2001.

^b Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

Scudder Select 500 Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended February 28,                               2002     2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $12.03    $12.63   $12.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                        .07       .06      .07
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (1.10)     (.61)      .64
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                   (1.03)     (.55)      .71
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                               (.06)     (.05)    (.06)
--------------------------------------------------------------------------------
  Tax return on capital                                  --        --    (.02)
--------------------------------------------------------------------------------
  Total distributions                                 (.06)     (.05)    (.08)
--------------------------------------------------------------------------------
Net asset value, end of period                       $10.94    $12.03   $12.63
--------------------------------------------------------------------------------
Total Return (%)^c                                   (8.55)    (4.41)   5.95**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   39        36       33
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         .77    1.22^d    1.99*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)          .76     .76^d     .75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .62       .46     .52*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              67        95      53*
--------------------------------------------------------------------------------


^a For the period May 17, 1999 (commencement of operations) to February 29,
   2000.

^b Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.20% and .75%, respectively.

*  Annualized

** Not annualized

Scudder Select 1000 Growth Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended February 28,                                      2002      2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.48   $14.80
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                              --%^c    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment      (1.56)   (4.29)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                           (1.56)   (4.32)
--------------------------------------------------------------------------------
Net asset value, end of period                               $ 8.92   $10.48
--------------------------------------------------------------------------------
Total Return (%)^d                                           (14.89)  (29.19)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            1        1
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 .77     .78*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  .76     .75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (.02)   (.27)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      91       60
--------------------------------------------------------------------------------


^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to February 28, 2001.

^b Based on average shares outstanding during the period.

^c Amount is less than $.005.

^d Total return would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

Scudder Select 1000 Growth Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended February 28,                               2002     2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.49    $15.12   $12.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                       --^c     (.03)      .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (1.56)    (4.60)     3.13
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                   (1.56)    (4.63)     3.14
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                  --        --    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.93    $10.49   $15.12
--------------------------------------------------------------------------------
Total Return (%)^d                                   (14.87)   (30.62)  26.19**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   20        22       29
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         .77    1.42^e    2.37*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)          .76     .77^e    .76^f*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.02)     (.21)     .10*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              91        60      39*
--------------------------------------------------------------------------------


^a For the period May 17, 1999 (commencement of operations) to February 29,
   2000.

^b Based on average shares outstanding during the period.

^c Amount is less than $.005.

^d Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.39% and .75%, respectively.

^f The ratios of operating expense, excluding interest, to average net assets would have been .75%.

*  Annualized

** Not annualized

  How to Invest in the Funds

  The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.


  Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."


----------------------------------------------------------------------------------
First investment                          Additional investments
----------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 minimum for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
                                          Direct Deposit

----------------------------------------------------------------------------------
By mail or express mail (see below)
                                          Send a personalized investment slip or
o For enrollment forms, call              short note that includes:
  1-800-253-2277
                                          o fund and class name
o Fill out and sign an enrollment form
                                          o account number
o Send it to us at the appropriate
  address, along with an investment       o check payable to "The AARP
  check                                     Investment Program"
----------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
                                            (minimum $50)
----------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277 (minimum $50)
----------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount
  enrollment form and submit it. You        (minimum $50), investments are
  will receive further instructions by      automatic.
  mail.
----------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-253-2277 to speak to a
                                            representative

                                          o or, to use QuickBuy on the
                                            Easy-Access Line, call
                                            1-800-631-4636 and follow the
                                            instructions on how to purchase
                                            shares
----------------------------------------------------------------------------------
On the Internet

o Go to "services and forms -- How to     o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Regular mail: The AARP Investment Program,
  First Investment: PO Box 219735, Kansas City, MO 64121-9735

  Additional Investments: PO Box 219743, Kansas City, MO 64121-9743 Express, registered or certified mail:
  The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         30
existing accounts
----------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800- 631-4636 and follow the     o Call 1-800-631-4636 and follow the
  instructions                              instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o names of the funds, class and number    o name of the fund, class and number
  of shares or dollar amount you want to    of shares or dollar amount you want
  exchange                                  to redeem
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            an account, call 1-800-253-2277
----------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-253-2277
----------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com            --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 To reach us:    o Web site aarp.scudder.com

                 o Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                 o Confidential fax line 1-800-821-6234, always open

                 o TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


 Class AARP      o AARP Lump Sum Service for planning and setting up a lump
 Services          sum distribution

                 o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

----------------------------------------------------------------------------------
First investment                          Additional investments
----------------------------------------------------------------------------------
$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
----------------------------------------------------------------------------------
By mail or express mail (see below)
                                          Send a Scudder investment slip or
o Fill out and sign an application        short note that includes:

o Send it to us at the appropriate        o fund and class name
  address, along with an investment
  check                                   o account number

                                          o check payable to "The Scudder Funds"
----------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
                                            (minimum $50)
----------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER (minimum $50)
----------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-SCUDDER to speak to a
                                            representative

                                          o or, to use QuickBuy on SAIL(TM), call
                                            1-800-343-2890 and follow the
                                            instructions on how to purchase
                                            shares
----------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Regular mail:
  First Investment: Scudder Investments, PO Box 219669, Kansas City, MO
  64121-9669
  Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

  Express, registered or certified mail:
  Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         30
existing accounts
----------------------------------------------------------------------------------

By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a Scudder account, call 1-800-SCUDDER
----------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-SCUDDER
----------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com               o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. Each fund has other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class
AARP) or 1-800-SCUDDER (Class S).


Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
---------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
---------------------------------------------------------------------


For Class S shares
---------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
---------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take 2 or 3 days to be completed and there's a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.


Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV.


To calculate NAV, each share class uses the following equation:

 TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------  =  NAV
TOTAL NUMBER OF SHARES OUTSTANDING



For each share class, the price at which you sell shares is also the NAV.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, a fund's value for a security is likely to be different from the last quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to shareholders annually in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares, all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------
Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

AARP Investment Program from   Scudder
Scudder Investments (Class     Investments
AARP)                          (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C.
64121-9735                     64121-9669            20549-0102
aarp.scudder.com               myScudder.com         www.sec.gov
1-800-253-2277                 1-800-SCUDDER         1-202-942-8090

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, MA 02110-4103

SCUDDER
INVESTMENTS
                                     SEC File Numbers:

A Member of                          Scudder Select 500 Fund          811-1444
Deutsche Asset Management [LOGO]     Scudder Select 1000 Growth Fund  811-1444

                                                                       SCUDDER
                                                                     INVESTMENTS




                             Select Equity Funds
                             Advisor Classes A, B and C

          Prospectus


--------------------------------------------------------------------------------
                             July 1, 2002
--------------------------------------------------------------------------------
                         |
                         |   Scudder Select 500 Fund
                         |   Scudder Select 1000 Growth Fund





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work

     4  Scudder Select 500 Fund

     9  Scudder Select 1000 Growth
        Fund

    15  Other Policies and Risks

    16  Who Manages and Oversees
        the Funds

    18  Financial Highlights

   How to Invest in the Funds

    25  Choosing a Share Class

    30  How to Buy Shares

    31  How to Exchange or Sell Shares

    32  Policies You Should Know
        About

    38  Understanding Distributions
        and Taxes


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Company. Russell(R) is a trademark of the Frank Russell Company. These trademarks and service marks have been licensed for use by Deutsche Investment Management Americas Inc. Frank Russell Company is the owner of the copyrights relating to, and the source of, the Russell 1000 Growth Index. Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications, and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Additional information may be found in the funds' Statements of Additional Information.

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                          | Class A     Class B     Class C
                            ticker symbol | OUTDX       OUTBX       OUTCX
                              fund number | 410         610         710


  Scudder Select 500 Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the Standard & Poor's 500 Index (S&P 500 Index) (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.20 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the S&P 500 Index. The S&P 500 Index is one of the most widely used measures of U.S. equity performance.



The fund's managers use a multi-step process to select portfolio securities from its benchmark index. This process includes the following steps:

Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation and history of rising prices.

Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

Portfolio Construction -- from the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and to attempt to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries and risk factors such as valuation ratios, earnings growth rates, price volatility and market capitalization.

Ongoing Active Management -- the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark index change over time.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to investments in any one sector, such as technology, factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their superior earnings growth.

The fund's index-related strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are interested in a fund that takes a low active risk approach to investing in stocks of companies that are included in the S&P 500 Index.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C was July 2, 2001. In the bar chart, the performance figures for Class A prior to its inception are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Scudder Select 500 Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000       -4.77
2001      -10.99


2002 Total Return as of March 31: 0.09%

For the periods included in the bar chart:
Best Quarter: 10.36%, Q4 2001             Worst Quarter: -13.72%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------


                                                1 Year         Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                           -16.10               -3.99
--------------------------------------------------------------------------------
  Return after Taxes on Distributions           -16.25               -3.24
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares                       -12.06               -2.97
--------------------------------------------------------------------------------
Class B (Return before Taxes)                   -14.19               -3.74
--------------------------------------------------------------------------------
Class C (Return before Taxes)                   -11.67               -2.57
--------------------------------------------------------------------------------
Index (reflects no deductions for fees,
expenses or taxes)                              -11.87               -3.56
--------------------------------------------------------------------------------

Index: The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

In the chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

*  Since 5/17/1999.  Index comparison begins on 5/31/1999.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.


--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       5.75%           None          None
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.50%           0.50%         0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25            1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.30            0.35          0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.05            1.85          1.83
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.275%, 0.325% and 0.300% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $676           $890         $1,121        $1,784
--------------------------------------------------------------------------------
Class B shares               588            882          1,201         1,767
--------------------------------------------------------------------------------
Class C shares               286            576            990         2,148
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $676           $890         $1,121        $1,784
--------------------------------------------------------------------------------
Class B shares               188            582          1,001         1,767
--------------------------------------------------------------------------------
Class C shares               186            576            990         2,148
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            | Class A     Class B     Class C
                              ticker symbol | SOGAX       SOGBX       SOGCX
                                fund number | 411         611         711

  Scudder Select 1000 Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000 Growth Index (as of December 31, 2001, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. The Index is widely used as a measure of the performance of mid- and large-cap U.S. stocks that have above-average prospects for growth.



The fund's managers use a multi-step process to select portfolio securities from its benchmark index. This process includes the following steps:

Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation and history of rising prices.

Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

Portfolio Construction -- from the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and to attempt to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries and risk factors such as valuation ratios, earnings growth rates, price volatility and market capitalization.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

Ongoing Active Management -- the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark index change over time.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the mid-size and large company portions of the U.S. stock market. When mid-size and large company stock prices fall, you should expect the value of your investment to fall as well. At times, mid-size and large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to investments in any one sector, such as technology, factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and competing technologies.

Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their superior earnings growth.

The fund is non-diversified. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund since any factors affecting a given company could affect performance of the fund to a greater degree.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a growth-oriented, low active risk approach to mid-size and large company portions of the U.S. stock market.

The fund's index-related strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o         growth stocks may be out of favor for certain periods

o         derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C was July 2, 2001. In the bar chart, the performance figures for Class A prior to its inception are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Select 1000 Growth Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000      -22.53
2001      -19.47


2002 Total Return as of March 31: -2.84%

For the periods included in the bar chart:
Best Quarter: 14.87%, Q4 2001            Worst Quarter: -21.80%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                                1 Year         Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                           -24.10              -10.85
--------------------------------------------------------------------------------
  Return after Taxes on Distributions           -24.10               -9.79
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares                       -16.92               -8.19
--------------------------------------------------------------------------------
Class B (Return before Taxes)                   -22.57              -10.95
--------------------------------------------------------------------------------
Class C (Return before Taxes)                   -20.25               -9.60
--------------------------------------------------------------------------------
Index (reflects no deductions for fees,
expenses or taxes)                              -20.42               -8.44
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged capitalization-weighted price index containing the growth stocks in the Russell 1000 Index.

In the chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

*  Since 5/17/1999. Index comparison begins on 5/31/1999.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        5.75%           None          None
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
-------------------------------------------------------------------------------
Management Fee                             0.50%           0.50%         0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25            1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.31            0.36          0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.06            1.86          1.83
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.275%, 0.325% and 0.300% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $677           $893         $1,126        $1,795
--------------------------------------------------------------------------------
Class B shares               589            885          1,206         1,778
--------------------------------------------------------------------------------
Class C shares               286            576            990         2,148
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $677           $893         $1,126        $1,795
--------------------------------------------------------------------------------
Class B shares               189            585          1,006         1,778
--------------------------------------------------------------------------------
Class C shares               186            576            990         2,148
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to a fund's 80% investment policy as described herein.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.


For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Select 500 Fund                                0.49%*
---------------------------------------------------------------------
Scudder Select 1000 Growth Fund                        0.49%*
---------------------------------------------------------------------



* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder Select 500 Fund and Scudder
Select 1000 Growth Fund


Scudder Select 500 Fund and Scudder         Jin Chen
Select 1000 Growth Fund                     CFA, Vice President of Deutsche
                                            Asset Management and Co-Manager of
  Eric Lobben                               the funds.
  Managing Director of Deutsche Asset       o   Joined Deutsche Asset Management
  Management and Co-Manager of the funds.       in 1999 after 4 years of
  o   Joined Deutsche Asset Management          experience as a fundamental
      in 1981 and the funds in 2002.            equity analyst and portfolio
  o   Over 20 years of investment               manager of various funds in US
      industry experience.                      large and small cap equities at
  o   MBA, New York University.                 Thomas White Asset Management.
                                            o   Portfolio manager for
  Thomas Picciochi                              quantitative active equity
  Director of Deutsche Asset Management         strategies in several funds,
  and Co-Manager of the funds.                  responsible for quantitative
  o   Joined Deutsche Asset Management          research on stock selection
      in 1999 after 13 years of                 and portfolio construction for
      experience in various research and        DB Absolute Return
      analysis positions at State Street        Strategies: Summit, NJ.
      Global Advisors, FPL Energy,          o   MS, Michigan State University.
      Barnett Bank, Trade Finance           o   Joined the funds in 2002.
      Corporation and Reserve Financial
      Management.
  o   Portfolio manager and trader for
      several quantitative active equity
      strategies, responsible for
      quantitative research on stock
      selection and portfolio
      construction for DB Absolute
      Return Strategies: Summit, NJ.
  o   MBA, University of Miami.
  o   Joined the funds in 2002.

Financial Highlights


These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Select 500 Fund -- Class A

--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                           .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.10)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.07)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $11.04
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (8.84)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .49*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 67
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales of Class A shares) to February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Select 500 Fund -- Class B


--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.11)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.13)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $11.02
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (9.30)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.85*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.31)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 67
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales of Class B shares) to February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Select 500 Fund -- Class C


--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.10)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $11.03
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (9.22)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.83*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.29)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 67
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales of Class C shares) to February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Select 1000 Growth Fund -- Class A


--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.39
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.42)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.43)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.96
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (13.76)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .14
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.06*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.17)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 91
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales of Class A shares) to February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Select 1000 Growth Fund -- Class B


--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.39
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.05)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.43)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.91
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (14.24)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .10
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.86*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.97)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 91
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales of Class B shares) to February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Select 1000 Growth Fund -- Class C


--------------------------------------------------------------------------------
                                                                          2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.39
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.05)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.43)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.91
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (14.24)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .31
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.83*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.94)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 91
--------------------------------------------------------------------------------


^a For the period from July 2, 2001 (commencement of sales Class C shares) to
   February 28, 2002.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

  How to Invest in the Funds


  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. The funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

----------------------------------------------------------------------------------
Classes and features                      Points to help you compare
----------------------------------------------------------------------------------
Class A


o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
----------------------------------------------------------------------------------
Class B


o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
----------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% annual distribution/service fee
----------------------------------------------------------------------------------

Class A shares


Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                                               Sales charge as a %
                     Sales charge as a % of        of your net
Your investment           offering price           investment*
---------------------------------------------------------------------
Up to $50,000                 5.75%                   6.10%
---------------------------------------------------------------------
$50,000-$99,999                4.50                    4.71
---------------------------------------------------------------------
$100,000-$249,999              3.50                    3.63
---------------------------------------------------------------------
$250,000-$499,999              2.50                    2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                    2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans


o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares


With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares


Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                   1.00%
---------------------------------------------------------------------
Second year and later                          None
---------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

----------------------------------------------------------------------------------
First investment                          Additional investments
----------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
----------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
----------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
----------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
                                            (minimum $50)
----------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
----------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Regular mail:
  First Investment: Scudder Investments, PO Box 219356, Kansas City, MO
  64121-9356
  Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

  Express, registered or certified mail:
  Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 33
existing accounts
----------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for you
----------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      --
  fund account, call (800) 621-1048
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
----------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. The funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.


Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs: For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account.

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

 TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------  =  NAV
TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from the last quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the funds generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to shareholders annually in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.


Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090

Distributor
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Chicago, IL 60606-5808
www.scudder.com
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Tel (800) 621-1048

SCUDDER
INVESTMENTS

                                       SEC File Numbers:
A Member of                            Scudder Select 500 Fund          811-1444
Deutsche Asset Management [LOGO]       Scudder Select 1000 Growth Fund  811-1444

                             SCUDDER SELECT 500 FUND
                         A series of Value Equity Trust

                      A Diversified Mutual Fund which seeks

         Long-Term Growth and Income by investing at least 80% of total assets in common stocks of companies that are included in the S&P 500 (R) Index.


                                       and

                         SCUDDER SELECT 1000 GROWTH FUND
                         A series of Value Equity Trust



                A Non-Diversified Mutual Fund Series which seeks Long-Term Growth by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000(R)Growth Index.


                          Class S and Class AARP Shares


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated July 1, 2002 for Class AARP and Class S (the "Shares") for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (each a "Fund" and collectively, the "Funds") a diversified series and a non-diversified series, respectively, of Value Equity Trust (the "Trust"), an open-end management company. The prospectus may be obtained without charge by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103, or calling 1-800-SCUDDER, or from the firm from which this Statement of Additional Information was obtained.

The prospectus is also available along with other related materials on the Securities and Exchange Commission's ("SEC") Internet web site (http://www.sec.gov). The Annual Report to Shareholders dated February 28, 2002 for the Funds, accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information. This Statement of Additional Information is incorporated by reference into the Class AARP and Class S prospectus for the Funds.

                                TABLE OF CONTENTS
                                                                           Page

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................2


MANAGEMENT OF THE FUNDS......................................................28
         Investment Advisor..................................................28
         Brokerage Commissions...............................................35
         Administrative Agreement............................................36
         Underwriter.........................................................38

FUND SERVICE PROVIDERS.......................................................40
         Custodian, Transfer Agent and Shareholder Services Agent............40
         Auditors............................................................40
         Legal Counsel.......................................................40
         Fund Accounting Agent...............................................40

PERFORMANCE..................................................................41

PURCHASE AND REDEMPTION OF SHARES............................................46

DIVIDENDS, CAPITAL GAINS AND TAXES...........................................61

NET ASSET VALUE..............................................................68

OFFICERS AND TRUSTEES........................................................78

SHAREHOLDER RIGHTS...........................................................86

ADDITIONAL INFORMATION.......................................................89

APPENDIX.....................................................................92

                             INVESTMENT RESTRICTIONS


Unless specified to the contrary, the following investment restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Scudder Select 500 Fund has elected to be classified as a diversified series of an open-end investment company. Scudder Select 1000 Growth Fund has elected to be classified as a non-diversified series of an open-end investment company.


As a matter of fundamental policy, each Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or


(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Other Investment Policies. The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These nonfundamental policies represent the intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval.


As a matter of nonfundamental policy, each Fund currently does not intend to:

(a)      borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

(b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;


(e) enter into futures contracts or purchase options thereon, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts do not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;


(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g) lend portfolio securities in an amount greater than 5% of its total assets.

                       INVESTMENT POLICIES AND TECHNIQUES


Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are respectively, a diversified series and a non-diversified series of Value Equity Trust, an open-end management investment company which continuously offers and redeems shares at net asset value. The Funds are each a series of the type commonly known as a mutual fund.


Scudder Select 500 Fund and Scudder Select 1000 Growth Fund each offer the following classes of shares: Class AARP, Class S, Class A, Class B and Class C shares. Class AARP and Class S of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are offered herein. Each class has its own important features and policies. Shares of the AARP class are specially designed for members of the American Association of Retired Persons ("AARP").

General Investment Objectives and Policies


On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder") was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Funds may engage (such as hedging, etc.) or a financial instrument which the Funds may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Funds, but, to the extent employed, could, from time to time, have a material impact on the Funds' performance.

Scudder Select 500 Fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the S&P 500(R) Index.

Scudder Select 1000 Growth Fund seeks long-term growth of by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000(R) Growth Index.


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that either Fund's objective will be met.

Scudder Select 500 Fund invests in selected stocks of companies in the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System.

Scudder Select 1000 Growth Fund invests in selected stocks of companies in the Russell 1000 Growth Index, an unmanaged index of growth-oriented mid-sized and large company stocks.

Each Fund's portfolio management team will apply a multi-step investment process to select certain of the composite stocks in a Fund's benchmark index for its portfolio. This process includes the following steps:

o Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation, and history of rising prices.

o Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

o Portfolio Construction -- From the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and attempts to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include the level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

o Ongoing Active Management -- each fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark indices change over time.

Each Fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of each Fund's respective benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the Fund (i.e., the securities' expected return and risk characteristics warrant their inclusion). Further, assets that move out of the investment universe applicable to the Funds or no longer fit the Funds' investment criteria will generally be sold.

Of course, there can be no guarantee that, by following these investment strategies, each Fund will achieve its objective.

Each Fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities. Each fund can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter.

Each Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).


Scudder Select 500 Fund attempts to manage risk by diversifying widely among industries and companies, and using disciplined security selection. A fund such as Scudder Select 500 Fund that is classified as diversified may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. A non-diversified fund such as Scudder Select 1000 Growth Fund is not required to comply with this provision of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.


Each Fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, each Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features. In such a case, a Fund would not be pursuing, and may not achieve, its investment objective.

Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of a Fund's shares will increase or decrease with changes in the market price of each Fund's investments.


Additional Information Regarding the S&P 500 Index

Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Scudder Select 500 Fund or any member of the public regarding the advisability of investing in securities generally, or in the Scudder Select 500 Fund particularly or the ability of the Standard & Poor's 500 Index (the "S&P 500 Index") to track general stock market performance. S&P's only relationship to the Advisor and Scudder Select 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Advisor or the Scudder Select 500 Fund. S&P has no obligation to take the needs of the Advisor or the shareholders of the Scudder Select 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Scudder Select 500 Fund, or the timing of the issuance or sale of shares of the Scudder Select 500 Fund or in the determination or calculation of the equation by which the Scudder Select 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading in the shares of the Scudder Select 500 Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SCUDDER SELECT 500 FUND, SHAREHOLDERS OF THE SCUDDER SELECT 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Additional Information Regarding the Russell 1000 Growth Index


Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 1000 Growth Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 1000 Growth Index.

Frank Russell Company's publication of the Russell 1000 Growth Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 1000 Growth Index is based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED IN THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 1000 GROWTH INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.


A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment of Uninvested Cash Balances. Each Portfolio, may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Portfolio may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management QP Trust or one or more future entities for which DeIM acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by each Portfolio in shares of the Central Funds will be in accordance with Portfolio's investment policies and restrictions as set forth in its registration statement. Currently, Scudder Money Market Portfolio does not intend to investing in the Central Fund.

Certain of the Central Funds comply with Rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar-weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Portfolio's ability to manage Uninvested Cash.

Each Portfolio will invest Uninvested Cash in Central Funds only to the extent that each Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Specialized Investment Techniques of the Funds

Borrowing. Each Fund will borrow only when the Advisor believes that borrowing will benefit a Fund after taking into account considerations such as the costs of the borrowing. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. The Funds may each invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market values of convertible securities tend to decline as interest rates increase and, conversely, tend to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market values of convertible securities typically change as the market values of the underlying common stocks change, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Debt Securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities. When the Advisor believes that it is appropriate to do so in order to achieve a Fund's objective of long-term capital appreciation, the Funds may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Funds may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investors Service ("Moody's") or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.

Depositary Receipts. Each Fund may invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Illiquid Securities and Restricted Securities. Each Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of each Fund's net assets.

Restricted securities are often illiquid, but they may also be liquid. The Funds may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Funds may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund.

Investment Company Securities. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, a Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of a Fund's total assets at the time any loan is made.

Real Estate Investment Trusts ("REITs"). Scudder Select 1000 Growth Fund may invest in REITS. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. Each Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase such securities at an agreed upon time and price. Each Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Fund assets and its yield, and maybe view as a form of leverage.

Short Sales Against the Box. Each Fund may make short sales of common stocks if, at all times when a short position is open, a Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. Each Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a Fund may enter into short sales against the box.

Warrants. Each Fund may invest in warrants up to 5% of the value of its respective total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, a Fund would lose the entire purchase price of the warrant.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in each Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of each Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of each Fund, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of each Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving each Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect each Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of each Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of each Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of each Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to each Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires a Fund to segregate cash or liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.






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                                       27
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                             MANAGEMENT OF THE FUNDS

Investment Advisor




On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

DeIM,
which is part of Deutsche Asset Management, is the investment advisor for the Funds. Under the supervision of the Board of Trustees of the Funds, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Funds' investment decisions, buys and sells securities for the Funds and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory  services to institutional  and retail clients.  The Funds'  investment
advisor  is  also  responsible  for  selecting   brokers  and  dealers  and  for
negotiating  brokerage  commissions  and  dealer  charges.


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

Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Scudder, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counseling firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder was acquired by Deutsche Bank AG.

Pursuant to an investment management agreement with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of each Fund if elected to such positions.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

The present investment management agreements (the "Agreements") were approved by the Trustees on February 5, 2002 and became effective April 5, 2002. The Agreements will continue in effect until September 30, 2002 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment. Under the Agreements, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with a Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each investment management agreement, the Advisor renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of their business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of the Fund affiliated with the Advisor and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

For these services, effective April 5, 2002, Scudder Select 500 Fund pays the Advisor a fee equal to an annual rate of 0.50% of the first $500,000,000 of average daily net assets, 0.475% of the next $500,000,000 of such net assets, and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Effective October 2, 2000, Scudder Select 1000 Growth Fund pays the Advisor a fee equal to an annual rate of 0.50% of the first $500,000,000 of average daily net assets, 0.475% of the next $500,000,000 of such net assets, and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

For the period from March 1, 2001 through June 30, 2001, the Advisor did not impose a portion of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $1,014 and $2,312, respectively, and the amount imposed aggregated $204,557 and $108,845 respectively.

Accordingly, for the year ended February 28, 2002, the fee pursuant to the Agreement was equivalent to an annual effective rate of 0.49% and 0.49%, respectively, of Scudder Select 500 Fund's and Scudder Select 1000 Growth Fund's average daily net assets. For the year ended February 28, 2001, the Advisor did not impose a portion of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $120,976 and $133,560, respectively, and the amount imposed aggregated $93,653 and $57,798, which is equivalent to an annual effective rate of 0.26% and 0.19% of the Funds' average daily net assets.

Prior to August 28, 2000, Scudder Select 500 Fund paid the Advisor a fee equal to 0.75% of average daily net assets; payable monthly, provided the Fund would make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2001. Prior to October 2, 2000, Scudder Select 1000 Growth Fund paid the Advisor a fee equal to 0.75% of average daily net assets; payable monthly, provided the Fund would make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2001. For the period ended February 29, 2000, the Advisor did not impose any of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $183,253 and $126,070, respectively.

Under each Fund's Agreement a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. Each Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under each Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of Shares of a Fund.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that each

Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each Fund can be expected to vary from those of these other mutual funds.


AARP through its affiliates monitors and approves the AARP Investment Program from Scudder, but does not recommend specific mutual funds. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP
Class shares of each Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

AMA InvestmentLink(SM) Program


Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


Code of Ethics

The Funds, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Funds and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by a Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of a Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Brokerage Commissions

Allocation of brokerage may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by the particular Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Each Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Funds and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

For the period May 17, 1999 (commencement of operations) to February 29, 2000, Scudder Select 500 Fund paid brokerage commissions of $23,136. For the period ended February 29, 2000, the Fund paid $17,219 (74.43% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $59,897,025, of which $37,582,587 (62.75% of all brokerage transactions) were transactions which included research commissions.

For the period May 17, 1999 (commencement of operations) to February 29, 2000, Scudder Select 1000 Growth Fund paid brokerage commissions of $13,368. For the period ended February 29, 2000, the Fund paid $10,095 (75.52% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $37,931,939, of which $28,403,261 (74.88 % of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2001, Scudder Select 500 Fund paid brokerage commissions of $41,367; the Fund paid $7,372 (17.82% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $73,910,223, of which $8,739,764 (11.82% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2001, Scudder Select 1000 Growth Fund paid brokerage commissions of $12,781; the Fund paid $9,432 (73.8% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $42,126,211; of which $15,677,818 (37.22% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2002, Scudder Select 500 Fund paid brokerage commissions of $22,270; the Fund paid $23,512 (42.54% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $115,820,841, of which $31,327,729 (27.05% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2002, Scudder Select 1000 Growth Fund paid brokerage commissions of $22,944; the Fund paid $3,704 (16.14% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $49,350,156; of which $5,948,687 (12.05% of all brokerage transactions) were transactions which included research commissions.

Portfolio Turnover

A Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

Scudder Select 500 Fund's portfolio turnover rates for the period ended February 28, 2001 and 2002 were 95% and 67%, respectively. Scudder Select 1000 Growth Fund's portfolio turnover rates for the periods ended February 28, 2001 and 2002 were 60% and 91%, respectively.


Administrative Agreement

Each Fund has entered into an administrative services agreement (the "Administrative Agreement"), pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by each Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by each Fund of an annual administrative services fee (the "Administrative Fee") of 0.25% of its average daily net assets. One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, each Fund will not benefit from economics of scale derived from increases in assets. The Administrative Fee became effective on August 28, 2000 for Scudder Select 500 Fund and October 2, 2000 for Scudder Select 1000 Growth Fund.


For the period August 28, 2000 through February 28, 2001 for Scudder Select 500 Fund and for the period October 2, 2000 through February 28, 2001 for Scudder Select 1000 Growth Fund, the Administrative Agreement expense charged to the Funds amounted to the following:

                  Fund                                    Expenses
                  ----                                    --------

Scudder Select 500 Fund                                   $48,168

Scudder Select 1000 Growth Fund                           $29,438

In accordance with the Administrative Agreements, for the year ended February 28, 2002, the Administrative Fee for each Fund was as follows:

                                                                   Unpaid at 2/28/02      Unpaid at 2/28/02
Fund                                  Class AARP      Class S          Class AARP              Class S
----                                  ----------      -------          ----------              -------

Scudder Select 500 Fund                 $4,472        $93,413            $1,313                $14,807

Scudder Select 1000 Growth Fund         $3,547        $51,462             $270                 $3,982

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Funds pursuant to separate agreements with the Funds. The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.

The Administrative Agreement has an initial term of three years ending on September 30, 2003, subject to earlier termination by a Fund's Board. The
Administrative Agreements shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from a Fund's custodian for cash balances.

Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.


Underwriter

The Trust, on behalf of each Fund, has an underwriting agreement pertaining to Scudder Select 500 Fund and Scudder Select 1000 Growth Fund with Scudder Investor Services, Inc. Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Advisor. This underwriting agreement dated April 5, 2002, will remain in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on February 5, 2002.

Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.


As agent, the Distributor currently offers shares of each Fund on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for Shares at net asset value, as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire Shares of a Fund.

                             FUND SERVICE PROVIDERS


Custodian, Transfer Agent and Shareholder Services Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of each Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

Scudder Service Corporation ("Service Corporation" or "SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer and dividend disbursing agent for each Fund. Service Corporation also serves as shareholder service agent for each Fund and provides subaccounting and record keeping services for shareholder accounts in certain retirement and employee benefit plans. Pursuant to the Administrative Agreement, the above fees are now paid by the Advisor.

For the period ended February 29, 2000, SSC imposed fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $159,918 and $115,344, respectively. Further, SSC did not impose fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $84,551 and $111,735, respectively. Prior to August 28, 2000, SSC did not impose a portion of its fee for Scudder Select 500 Fund amounting to $12,707 and the amount imposed amounted to $55,181.. Prior to October 2, 2000, SSC did not impose a portion of its fee for Scudder Select 1000 Growth Fund amounting to $34,911 and the amount imposed amounted to $54,514.

Auditors

The financial highlights of each Fund included in each Fund's prospectus and the financial statements of each Fund incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP ("PwC"), 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PwC audits the financial statements of each Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Dechert, 10 Post Office Square, Boston, Massachusetts 02109, serves as legal counsel for the Funds.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, computes net asset values for the Funds. Prior to the implementation of the Administrative Agreement, each Fund paid SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

For the period ended February 29, 2000, SFAC did not impose any of its fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $35,182 and $32,799, respectively. Prior to August 28, 2000, SFAC did not impose any of its fees for Scudder Select 500 Fund amounting to $24,290. Prior to October 2, 2000, SFAC did not impose any of its fees for Scudder Select 1000 Growth Fund amounting to $23,458. Effective August 28, 2000 for Scudder Select 500 Fund and effective October 2, 2000 for Scudder Select 1000 Growth Fund, the above fees will be paid by the Advisor in accordance with the Administrative Agreement.

Retirement Service Provider

Scudder Trust Company ("STC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, provides recordkeeping and other services for shareholder accounts in connection with certain retirement and employee benefit plans invested in Class S shares of each Fund. Pursuant to the Administrative Agreement, the above fees are now paid by the Advisor.


The Funds, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

                                   PERFORMANCE


From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance will be computed separately for each class.


Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                    T = (ERV/P)^1/n - 1

         Where:


                   T        =       Average Annual Total Return
                   P        =       a hypothetical initial investment of $1,000
                   n        =       number of years



                   ERV      =       ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


      Average Annual Total Returns for the Periods Ended February 28, 2002


                                                One Year        Life of the Fund


Scudder Select 500 Fund - Class S                 -8.55%              -2.71^(1)

Scudder Select 500 Fund - Class AARP              -8.47%              -13.72%

Scudder Select 1000 Growth Fund - Class S         -14.87             -10.01%^(1)

Scudder Select 1000 Growth Fund -
Class AARP                                        -14.89%             -30.22%


^(1)      Class S shares of each Fund commenced operations on May 17, 1999.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD
Where:

          P         =        a hypothetical initial investment of $1,000
          T         =        average annual total return (after taxes on
                             distributions)
          n         =        number of years
                             ending value of a hypothetical  $1,000 payment made
                             at the beginning of the 1-, 5-, or 10-year  periods
                             at the end of the 1-,  5-, or 10-year  periods  (or
                             fractional   portion),    after   taxes   on   fund
                             distributions but not after taxes on
          ATVD      =        redemptions

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                 P(1+T)n = ATVDR
Where:

         P          =       a hypothetical initial investment of $1,000
         T          =       average annual total return (after taxes on
                            distributions and redemption)
         n          =       number of years
                            ending value of a  hypothetical  $1,000 payment made
                            at the  beginning of the 1-, 5-, or 10-year  periods
                            at the end of the 1-, 5-, or 10-year periods (or
         ATVDR      =       fractional portion), after taxes on fund
                            distributions and redemptions

As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund or class will vary based on changes in market conditions and the level of a Fund's and class' expenses.

In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated by computing the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):


                                 T = (ERV/P) - 1


Where:

         T          =       Total Return
         P          =       a hypothetical initial investment of $1,000
         ERV        =       ending  redeemable  value: ERV is the value,
                            at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Funds' and classes' performance data.


Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Fund's and classes' expenses.


Comparison of Fund Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, S&P 500, the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 1000 Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning a Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which a Fund invests.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, members of the Board and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment, and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                        PURCHASE AND REDEMPTION OF SHARES

Additional Information About Opening An Account


All new investors in Class AARP of each Fund are required to provide an AARP membership number on their account application. In addition, Class S shares of the Funds will generally not be available to new investors.


The following investors may continue to purchase Class S shares of Scudder Funds after December 29, 2000:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. After June 30, 2001, only investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S shares of any Scudder Fund.

3.       Any retirement, employee stock, bonus, pension or profit sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employer sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through an employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of Zurich Financial Services and its affiliates.


7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or Scudder Investor Services, Inc., and to the portfolios of Value Equity Trust.


8. Registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. After June 30, 2001, broker-dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001.

10. Scudder Investor Services, Inc. may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

The minimum initial purchase amount is less than $2,500 for Class S under certain special plan accounts and is $1,000 for Class AARP.

Minimum Balances


Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class AARP. The Fund's Board of Trustees may change these amounts. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50 is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Class AARP accounts below $1,000 and in non-retirement Class S accounts below $2,500 and in retirement accounts below $250 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.


Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments


Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc., by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectus. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Funds or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Funds or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Funds.


Additional Information About Making Subsequent Investments by QuickBuy

Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Funds by telephone (minimum $50 and maximum $250,000). To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. Eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Funds may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Investors interested in making subsequent investments in Class AARP of the Fund should call 1-800-253-2277 and for Class S should call 1-800-SCUDDER for further information.

Checks

A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

If shares of the Funds are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds


To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to 12:00 p.m. Eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after 12:00 p.m. Eastern time, but both the funds and the information are made available before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") (normally 4 p.m. Eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company of "wired funds," but the right to charge investors for this service is reserved.

Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.


Share Price

Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Kansas City by the close of regular trading on the Exchange.

There is no sales charge in connection with the purchase of shares of Class AARP or Class S of the Fund.


Share Certificates

Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Funds' Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of the fund will not issue certificates representing shares in connection with the reorganization.

Other Information

Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class' net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also a Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Exchanges

Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $50 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


Before making an exchange, shareholders should obtain from the Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).


Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a) NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account.


Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption requests by telephone (technically a repurchase agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell


Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone (minimum $50 and maximum $250,000). Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. Eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.


In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

Any  existing  share  certificates   representing  shares  being  redeemed  must
accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. None of the Funds impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and
including  exchanges  and  redemptions  by  Checkwriting,   may  result  in  tax
consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for their shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.


Dividends and Capital Gains Distribution Options


Each Fund will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned undeliverable.


Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional Shares of the Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of the Fund.

Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders


Each Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each Fund presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.


Transaction Summaries


Annual summaries of all transactions in a Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax advisor with respect to the suitability requirements and tax aspects thereof.

Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

None  of  the  plans   assures  a  profit  or  guarantees   protection   against
depreciation, especially in declining markets.

Investment Plan Options

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions to an IRA of up to the maximum contribution amount described below for each year prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

An eligible individual may contribute up to the maximum contribution amount of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to the maximum contribution amount per individual for married couples, even if only one spouse has earned income). The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005.

Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------

            25                       $253,680                  $973,704                 $4,091,908
            35                        139,522                   361,887                    999,914
            45                         69,439                   126,005                    235,620
            55                         26,414                    35,062                     46,699

This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
          Age 65 Assuming $1,380 Annual Contributions (post tax, $2,000 pretax) and a 30% Tax Bracket (for 2002 and 2003)

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------

            25                       $119,318                   $287,021                  $741,431
            35                         73,094                    136,868                   267,697
            45                         40,166                     59,821                    90,764
            55                         16,709                     20,286                    24,681

Scudder Roth IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code. A single individual earning below $95,000 can contribute up to the maximum contribution amount per year to a Roth IRA. The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008.

After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can each contribute the full maximum contribution amount each year (for example, in 2001 each spouse could contribute $2,000 to his or her IRA, for aggregate IRA contributions of $4,000). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed the maximum contribution amount. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who completed the rollover in 1998 were allowed to spread the tax payments over a four-year period. Since 1998, all taxes on such a rollover have had to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

Shares of a Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

An  Automatic   Withdrawal   Plan  request  form  can  be  obtained  by  calling
1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

Group or Salary Deduction Plan

An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.


Shareholders may arrange to make periodic investments in Class AARP of a Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                       DIVIDENDS, CAPITAL GAINS AND TAXES


Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "Taxes.")

Each Fund intends to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. Each Fund intends to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

Taxes

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.


A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

At February 28, 2002, Scudder Select 500 Fund had a net tax basis capital loss carryforward of approximately $2,610,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 28, 2007 ($132,000), February 29, 2008 ($552,000), February
28,  2009  ($157,000)  and  February  28,  2010  ($1,769,000),   the  respective
expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002 the Fund incurred approximately $422,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

At February 28, 2002, Scudder Select 1000 Growth Fund had a net tax basis capital loss carryforward of approximately $6,225,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 29, 2008 ($181,000), February 28, 2009 ($746,000) and February 28, 2010 ($5,298,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002, Scudder Select 1000 Growth Fund incurred approximately $323,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.



Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Generally, a qualifying individual may make a deductible IRA contribution of up to $2,000 for any taxable year only if (i) the individual and his or her spouse are not active participants in an employer's retirement plan, (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level (for 2002, $54,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $54,000 and $64,000; $34,000 for a single individual, with a phase-out for adjusted gross income between $34,000 and $44,000), or (iii) the individual is not an active participant in an employer's retirement plan, but his or her spouse is such a participant, and the couple's adjusted gross income is $150,000 or less (the deduction limit is phased out for adjusted gross income between $150,000 and $160,000). However, an individual who is not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples) for that year. The $2,000 limit on contributions (whether deductible or nondeductible) is increased to $3,000 for 2002 through 2004. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years. In addition, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

Positions  of a Fund which  consist of at least one  position  not  governed  by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. A transaction during the tax year that would otherwise be a constructive sale may be disregarded if 1) the transaction is closed by the 30th day after the close of the tax year, and 2) the taxpayer holds the appreciated financial position (without reduction of risk of loss) throughout the 60-day period following the date of closing of the transaction.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of a Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30% (for 2002 and 2003) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. A brief explanation of the form and character of the distribution accompany each distribution. By January 31 of each year a Fund issues to each of its shareholders a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of each Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of each Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on the relevant exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on the relevant exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on the relevant exchange. Certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, are valued using settlement prices on the futures exchanges for those contracts determined shortly after the Value Time. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of each Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by each Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by each Fund's Board and overseen primarily by each Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES

The following table presents information regarding each Trustee of the Fund as of July 1, 2002. Each Trustee's age as of July 1, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees

                                                                                Number of
                                                                                Portfolios in
                            Length of            Principal Occupation(s)        Fund Complex
Name and Age                Time Served*         During Past 5 Years            Overseen        Other Directorships Held
------------                -----------          -------------------            --------        ------------------------

Henry P. Becton             1990-present         President, WGBH Educational    48              American Public Television;
(58)                                             Foundation                                     New England Aquarium; Becton
                                                                                                Dickinson and Company
                                                                                                (medical  technology
                                                                                                company); Mass Corporation
                                                                                                for Educational
                                                                                                Telecommunications; The A.H.
                                                                                                Belo Company (media company);
                                                                                                Committee for Economic
                                                                                                Development; Concord Academy;
                                                                                                Public Broadcasting Service;
                                                                                                Boston Museum of Science

Dawn-Marie Driscoll         1987-present         President, Driscoll            48              Computer Rescue Squad;
(55)                                             Associates (consulting                         Advisory Board, Center for
                                                 firm); Executive Fellow,                       Business Ethics, Bentley
                                                 Center for Business Ethics,                    College; Board of Governors,
                                                 Bentley College                                Investment Company Institute;
                                                                                                Chairman, ICI Directors
                                                                                                Services Committee

Edgar R. Fiedler (73)       1995-present         Senior Fellow and Economic     48              None
                                                 Counsellor, The Conference
                                                 Board, Inc. (not-for-profit
                                                 business research
                                                 organization)

Keith R. Fox (48)           1996-present         Managing Partner, Exeter       48              Facts on File (school and
                                                 Capital Partners (private                      library publisher);
                                                 equity funds)                                  Progressive Holding
                                                                                                Corporation (kitchen importer
                                                                                                and distributor)



                                       78

                                                                                Number of
                                                                                Portfolios in
                            Length of            Principal Occupation(s)        Fund Complex
Name and Age                Time Served*         During Past 5 Years            Overseen        Other Directorships Held
------------                -----------          -------------------            --------        ------------------------

Louis E. Levy (69)          2002-present         Retired; Director of certain   48              Household International
                                                 funds in the Deutsche Asset                    (banking and finance); ISI
                                                 Management Family of Funds                     Family of Funds (registered
                                                 (formerly, the Flag                            investment companies);
                                                 Investors Family of Funds)                     Director, Kimberly-Clark
                                                 (registered investment                         Corporation (personal
                                                 company) (1994-present);                       consumer products)
                                                 formerly, Chairman of the
                                                 Quality Control Inquiry
                                                 Committee, American
                                                 Institute of Certified
                                                 Public Accountants
                                                 (1992-1998)

Jean Gleason Stromberg      1999-present         Consultant (1997 to            48              The William and Flora Hewlett
(58)                                             present); prior thereto,                       Foundation
                                                 Director, U.S. General
                                                 Accounting Office
                                                 (1996-1997); Partner,
                                                 Fulbright & Jaworski (law
                                                 firm) (1978-1996)

Jean C. Tempel (59)         1994-present         Managing Partner, First        48              United Way of Mass Bay;
                                                 Light Capital (venture                         Sonesta International Hotels,
                                                 capital group)                                 Inc.; Northeastern University
                                                                                                Funds and Endowment
                                                                                                Committee; Connecticut
                                                                                                College Finance Committee;
                                                                                                Commonwealth Institute
                                                                                                (not-for-profit start-up for
                                                                                                women's enterprises); The
                                                                                                Reference, Inc. (IT
                                                                                                consulting for financial
                                                                                                services)



                                       79

                                                                                Number of
                                                                                Portfolios in
                            Length of            Principal Occupation(s)        Fund Complex
Name and Age                Time Served*         During Past 5 Years            Overseen        Other Directorships Held
------------                -----------          -------------------            --------        ------------------------

Carl W. Vogt (66)           2002-present         Director of certain funds in   48              Yellow Corporation
                                                 the Deutsche Asset                             (trucking); American Science
                                                 Management Family of Funds                     & Engineering (x-ray
                                                 (formerly, the Flag                            detection equipment); ISI
                                                 Investors Family of Funds)                     Family of Funds (registered
                                                 (registered investment                         investment companies);
                                                 companies) (1995-present);                     National Railroad Passenger
                                                 Senior Partner, Fulbright &                    Corporation (Amtrak);
                                                 Jaworski, L.L.P (law firm);                    formerly, Chairman and
                                                 formerly, President                            Member, National
                                                 (interim) of Williams                          Transportation Safety Board
                                                 College (1999-2000);
                                                 President, certain funds in
                                                 the Deutsche Asset
                                                 Management Family of Funds
                                                 (formerly, Flag Investors
                                                 Family of Funds) (registered
                                                 investment companies)
                                                 (1999-2000)

Interested Trustees and/or Officers **:

The following table presents information about each Officer of each Fund. Each Officer's age as of July 1, 2002 is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Fund. Each Officer of each Fund is an employee of Deutsche Asset Management.

                                                                                                Number of
                                                                                                Portfolios
                                                                                                In Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             With Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

William F. Glavin+          President            2000-present    Managing Director of           83            Trustee,
(43)                                                             Deutsche Asset Management                    Crossroads for
                                                                                                              Kids, Inc.
                                                                                                              (serves at-risk
                                                                                                              children)



                                       80

                                                                                                Number of
                                                                                                Portfolios
                                                                                                In Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             With Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

Richard T. Hale##           Chairman and Vice    2002-present    Managing Director of           220           None
(56)                        President                            Deutsche Banc Securities
                                                                 Inc. (formerly Deutsche Banc
                                                                 Alex. Brown Inc.) and
                                                                 Deutsche Asset Management
                                                                 Americas; Director and
                                                                 President, Investment
                                                                 Company Capital Corp.
                                                                 (registered investment
                                                                 advisor) and Deutsche Asset
                                                                 Management Mutual Funds;
                                                                 Director, Deutsche Global
                                                                 Funds, Ltd., CABEI Fund and
                                                                 North American Income Fund;
                                                                 Vice President, Deutsche
                                                                 Asset Management, Inc.

John Millette+              Vice President and   1999-present    Vice President of Deutsche     Not           None
(39)                        Secretary                            Asset Management               Applicable

Daniel O. Hirsch##          Vice President and   2002-present    Managing Director of           Not           None
(48)                        Assistant Secretary                  Deutsche Asset Management;     Applicable
                                                                 formerly, Principal, BT
                                                                 Alex. Brown Incorporated,
                                                                 (Deutsche Banc Alex. Brown
                                                                 Inc.); Assistant General
                                                                 Counsel, United States
                                                                 Securities and Exchange
                                                                 Commission

Caroline Pearson+           Assistant Secretary  1997-present    Managing Director of           Not           None
(40)                                                             Deutsche Asset Management;     Applicable
                                                                 formerly, Associate, Dechert
                                                                 Price & Rhoads (law firm)

Gary L. French+             Treasurer            2002-present    Managing Director of           Not           None
(50)                                                             Deutsche Asset Management;     Applicable
                                                                 Director of Investment
                                                                 Operations, Deutsche Asset
                                                                 Management; formerly,
                                                                 President of UAM Fund
                                                                 Services, Inc.

John R. Hebble+             Assistant Treasurer  1998-present    Senior Vice President of       Not           None
(44)                                                             Deutsche Asset Management      Applicable



                                       81

                                                                                                Number of
                                                                                                Portfolios
                                                                                                In Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             With Funds           Time Served*    During Past 5 Years            Overseen      Held
---------------             ----------           ------------    -------------------            --------      ----

Thomas Lally+               Assistant Treasurer  2001-present    Senior Vice President of       Not           None
(34)                                                             Deutsche Asset Management      Applicable

Brenda Lyons+               Assistant            1998-present    Senior Vice President of       Not           None
(40)                        Treasurer                            Deutsche Asset Management      Applicable


Additional Officers:

Lois R. Roman++             Vice President        1995-present      Managing Director of          Not            None
(37)                                                                Deutsche Asset Management     Applicable

Eric Lobben+++              Vice President        2002-present      Managing Director of          Not            President,
(44)                                                                Deutsche Asset Management     Applicable     BT Capital

* Length of time served represents the date that each Trustee was first elected to a fund within the Boston Board.

** Each Fund's Officer are considered "interested persons" of the Fund because of their affiliation with the Fund's Advisor.

+        Address: Two International Place, Boston, Massachusetts

++       Address: 345 Park Avenue, New York, New York

+++      Address: 280 Park Avenue, New York, New York

##       Address: One South Street, Baltimore, Maryland

Trustees and Officer's Role with Scudder Distributors, Inc. ("SDI")
William F. Glavin:         Vice President and Trustee
Caroline Pearson:          Secretary

Trustees and Officer's Role with Scudder Investor Services, Inc. ("SIS") Caroline Pearson, Clerk
John Hebble, Assistant Treasurer

Trustees' Responsibilities. The Board of Trustees' primary responsibility is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, 75% of the Board is comprised of Non-interested Trustees ("Independent Trustees").

The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2001, the Trustees conducted over 20 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings. Furthermore, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best

Practices for Fund Directors. For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

In connection with their deliberations relating to the continuation of each Fund's current investment management agreement the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of each Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to each Fund; investment performance, both of the Funds, themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of each Fund, themselves and relative to appropriate peer groups; the Advisor's profitability from managing each Fund and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to each Fund.

Board Committees.  The Fund's Board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Funds accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Audit Committee held two meetings during each Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee in Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith
R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel, and Carl W. Vogt. The Committee on Independent Trustees held no meetings during each Fund's last calendar year.

Valuation Committee: This Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Richard T. Hale and Keith R. Fox. The alternative members are: Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason Stromberg and Jean C. Tempel. The Valuation Committee held three meetings during the Funds' last calendar year.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler, Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held three meetings during the Funds' last calendar year.

* Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund.

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

The Independent Trustees members also serve in the same capacity for other funds managed by the Advisor, which may have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee from the Fund/Trust and from all of the Scudder funds as a group for the most recent calendar year.

As noted above, the Trustees conducted over 20 meetings in 2001 to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund.


                                                               Pension or Retirement
                               Compensation from               Benefits Accrued as Part    Total Compensation
Name of Trustee**              Value Equity Trust*             of Fund Expenses            Paid to Trustees(3)(5)
-----------------              ------------------              ----------------            ----------------

Henry P. Becton, Jr.                       $8,921                          $0                        $162,000
Dawn-Marie Driscoll^(1)                    $9,574                          $0                        $175,000
Edgar R. Fiedler^(2)^(4)                   $9,026                          $0                        $174,666
Keith R. Fox                               $8,916                          $0                        $162,000
Jean Gleason Stromberg                     $9,026                          $0                        $161,000
Jean C. Tempel                             $8,973                          $0                        $164,000

* Value Equity Trust consists of three funds: Scudder Large Company Value Fund, Scudder Select 500 Fund, and Scudder Select 1000 Growth Fund.

** Louis E. Levy and Carl W. Vogt were newly elected as Trustee, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees received by Ms. Driscoll in her role as Lead Trustee.

(2) In addition to the amounts shown, Mr. Fiedler received a payment of $105,214 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.

(3) Includes compensation for services on the boards of 19 Scudder trusts/corporations comprised of 53 funds/portfolios.

(4) Aggregate compensation for Mr. Fiedler includes $2,665 in retainer fees in his role as Trustee for Farmers Investment Trust (merged into Scudder Pathway Series on April 6, 2001) and $6,474 pursuant to a special retirement plan with The Brazil Fund, Inc.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank. Such amounts totaled $7,000 for Ms. Driscoll and Ms. Tempel and Messrs. Becton and Fox, respectively, and $3,000 for Mr. Fiedler and Ms. Stromberg, respectively. These meeting fees were borne by the Advisor.

Securities Beneficially Owned: None of the Non-interested Trustees owned securities beneficially of the Advisor, SIS/SDI or person directly or indirectly controlling, controlled by or under common control with the Advisor, or SIS/SDI.

As of May 31, 2002, all Trustees and Officers of each Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of any class of the Fund outstanding on such date.

To the best of each Fund's knowledge, as of May 31, 2002, no person owned beneficially more than 5% of any class of each Funds' outstanding shares, except as noted below.

As of May 31, 2002, 348,272 shares in the aggregate, or 9.72% of the outstanding shares of Scudder Select 500 Fund, Class S were held in the name of State Street Bank and Trust Company, Custodian for Scudder Pathway Series; Balanced Portfolio, 1 Heritage Drive, Quincy, MA 02171who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 20,807 shares in the aggregate, or 7.11% of the outstanding shares of Scudder Select 500 Fund, Class AARP were held in the name of Scudder Investments, Inc. for the benefit of Phyllis Messinger, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 298,197 shares in the aggregate, or 13.55% of the outstanding shares of Scudder Select 1000 Growth Fund, Class S were held in the name of State Street Bank and Trust Company, Custodian for Scudder Pathway Series; Balanced Portfolio, 1 Heritage Drive, Quincy, MA 02171who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 8,549 shares in the aggregate, or 5.39% of the outstanding shares of Scudder Select 1000 Growth Fund, Class AARP were held in the names of Zurich Scudder Investments, Inc. for the benefit of Rahman and Tita Ali, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.


Trustee Fund Ownership

The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

                                                                           Aggregate Dollar Range of Shares
                                                                                        Owned
                                   Dollar Range of Securities Owned in     of All Funds in the Fund Complex
Name of Trustee*                   Scudder Select 500 Fund                       Overseen by Trustees
----------------                   -----------------------                       --------------------

Henry P. Becton, Jr.               $10,001-$50,000                                  Over $100,000
Dawn-Marie Driscoll                $1-$10,000                                       Over $100,000
Edgar R. Fiedler                   None                                             Over $100,000
Keith Fox                          None                                             Over $100,000
Jean Gleason Stromberg             $10,001-$50,000                                  Over $100,000
Jean C. Tempel                     None                                             Over $100,000

* Louis E. Levy and Carl W. Vogt were  elected as  Trustees  effective  April 8,
  2002.

The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

                                                                           Aggregate Dollar Range of Shares
                                                                                        Owned
                                 Dollar Range of Securities Owned in       of All Funds in the Fund Complex
Name of Trustee                  Scudder Select 1000 Growth Fund                 Overseen by Trustees
---------------                  -------------------------------                 --------------------

Henry P. Becton, Jr.             $10,001-$50,000                                    Over $100,000
Dawn-Marie Driscoll              None                                               Over $100,000
Edgar R. Fiedler                 None                                               Over $100,000
Keith Fox                        None                                               Over $100,000
Jean Gleason Stromberg           None                                               Over $100,000
Jean C. Tempel                   None                                               Over $100,000

* Louis E. Levy and Carl W. Vogt were  elected as  Trustees  effective  April 8,
  2002.

                               SHAREHOLDER RIGHTS

The Funds are separate series of Value Equity Trust. Value Equity Trust, formerly Scudder Equity Trust, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into four series: Scudder Large Company Value Fund, Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. The Trustees have the authority to issue additional series of shares. If a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. Each Fund is further divided into five classes of shares: Class AARP, Class S, Class A, Class B, and Class C.

The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of each Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

The Declaration of Trust provides that obligations of each Fund are not binding upon the Trustees individually but only upon the property of each Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for obligations of a Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject be reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Each Fund's activities are supervised by the Trust's Board of Trustees. The Trust adopted a plan on pursuant to Rule 18f-3 under the 1940 Act to permit the Trust to establish a multiple class distribution system for the Funds.

Each share of each class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of a Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of a Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Trust and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of a Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


                             ADDITIONAL INFORMATION


Other Information

The CUSIP numbers of the classes are:

Scudder Select 500 Fund
Class AARP:       920390-804
Class S:          920390-606

Scudder Select 1000 Growth Fund
Class AARP:       920390-887
Class S:          920390-705

The Funds have a fiscal year ending February 28.

Many of the investment changes in each Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of each Fund. These transactions will reflect investment decisions made by the Advisor in light of a Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Portfolio securities of the Funds are held separately pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

The law firm of Dechert is counsel to each Fund.

The Funds' Class AARP and Class S Shares prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds


S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions outweigh these.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal in the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STATEMENT OF ADDITIONAL INFORMATION



                               VALUE EQUITY TRUST
                             Scudder Select 500 Fund
                         Scudder Select 1000 Growth Fund
                            (Class A, B and C Shares)

                                  July 1, 2002


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated July 1, 2002 for Class A, Class B, and Class C Shares (the "Shares") for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (each a "Fund" and collectively, the "Funds") a diversified series and a non-diversified series, respectively, of Value Equity Trust (the "Trust"), an open-end management company. The prospectus may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, or calling 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The  prospectus  is also  available  along with other  related  materials on the
Securities    and   Exchange    Commission's    ("SEC")    Internet   web   site
(http://www.sec.gov).

The Annual Report to Shareholders dated February 28, 2002 for the Funds accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

The Statement of Additional Information is incorporated by reference into the Class A, Class B and Class C prospectus for the Funds.

                                TABLE OF CONTENTS

                                                                                                                  Page

INVESTMENT RESTRICTIONS..............................................................................................1

INVESTMENT POLICIES AND TECHNIQUES...................................................................................2

MANAGEMENT OF THE FUNDS.............................................................................................19
         Investment Advisor.........................................................................................19
         Brokerage Commissions......................................................................................23
         Administrative Agreement...................................................................................24
         Underwriter................................................................................................25

FUND SERVICE PROVIDERS..............................................................................................31
         Custodian, Transfer Agent and Shareholder Service Agent....................................................31
         Auditors...................................................................................................31
         Legal Counsel..............................................................................................31
         Fund Accounting Agent......................................................................................31

PERFORMANCE.........................................................................................................31

PURCHASE AND REDEMPTION OF SHARES...................................................................................40

DIVIDENDS, CAPITAL GAINS AND TAXES..................................................................................63

NET ASSET VALUE.....................................................................................................67

OFFICERS AND TRUSTEES...............................................................................................76

SHAREHOLDER RIGHTS..................................................................................................85

ADDITIONAL INFORMATION..............................................................................................87

APPENDIX............................................................................................................88

                             INVESTMENT RESTRICTIONS


Unless specified to the contrary, the following investment restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.


Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


Scudder Select 500 Fund has elected to be classified as a diversified series of an open-end investment company. Scudder Select 1000 Growth Fund has elected to be classified as a non-diversified series of an open-end investment company.


As a matter of fundamental policy, each Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or


(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Other Investment Policies. The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These nonfundamental policies represent the intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval.


As a matter of nonfundamental policy, each Fund currently does not intend to:

(a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;


(e)  enter  into  futures   contracts  or  purchase  options   thereon,   unless
     immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts do not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;


(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g)  lend portfolio securities in an amount greater than 5% of its total assets.

                       INVESTMENT POLICIES AND TECHNIQUES


Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are respectively, a diversified series and a non-diversified series of Value Equity Trust, an open-end management investment company which continuously offers and redeems shares at net asset value. The Funds are each a series of the type commonly known as a mutual fund.


Scudder Select 500 Fund and Scudder Select 1000 Growth Fund each offer the following classes of shares: Class AARP, Class S, Class A, Class B and Class C shares. Class A, Class B and Class C shares of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are offered herein. Each class has its own important features and policies.

General Investment Objective and Policies


On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder") was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Funds may engage (such as hedging, etc.) or a financial instrument which the Funds may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Funds, but, to the extent employed, could, from time to time, have a material impact on a Funds' performance.

Scudder Select 500 Fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the S&P 500(R) Index.

Scudder Select 1000 Growth Fund seeks long-term growth by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000(R) Growth Index.


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that either Fund's objective will be met.

Scudder Select 500 Fund invests in selected stocks of companies in the Standard & Poor's 500 Index, also known as the S&P 500 Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System.


Scudder Select 1000 Growth Fund invests in selected stocks of companies in the Russell 1000 Growth Index, an unmanaged index of growth-oriented mid-sized and large company stocks.

Each Fund's portfolio management team will apply a multi-step investment process to select certain of the composite stocks in a Fund's benchmark index for its portfolio. This process includes the following steps:


o Ranking -- using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation, and history of rising prices.

o Selection -- the lowest ranking stocks in the index are generally excluded from the portfolio.

o Portfolio Construction -- From the remaining stocks, a subset is selected and weighted to ensure portfolio diversification and attempts to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include the level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.


o Ongoing Active Management -- each Fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark indices change over time.

Each Fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of each Fund's respective benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the Fund (i.e., the securities' expected return and risk characteristics warrant their inclusion). Further, assets that move out of the investment universe applicable to the Funds or no longer fit the Funds' investment criteria will generally be sold.

Of course, there can be no guarantee that, by following these investment strategies, each Fund will achieve its objective.

Each Fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities. Each fund can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter.

Each Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).


Scudder Select 500 Fund attempts to manage risk by diversifying widely among industries and companies and using disciplined security selection. A fund such as Scudder Select 500 Fund that is classified as diversified may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. A non-diversified fund such as Scudder Select 1000 Growth Fund is not required to comply with this provision of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.


Each Fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, each Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features. In such a case, a Fund would not be pursuing, and may not achieve, its investment objective.

Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of a Fund's shares will increase or decrease with changes in the market price of each Fund's investments.

Additional Information Regarding the S&P 500 Index


Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Scudder Select 500 Fund or any member of the public regarding the advisability of investing in securities generally, or in the Scudder Select 500 Fund particularly or the ability of the S&P 500 Composite Stock Price Index (the "S&P 500 Index") to track general stock market performance. S&P's only relationship to the Advisor and Scudder Select 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Advisor or the Scudder Select 500 Fund. S&P has no obligation to take the needs of the Advisor or the shareholders of the Scudder Select 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Scudder Select 500 Fund, or the timing of the issuance or sale of shares of the Scudder Select 500 Fund or in the determination or calculation of the equation by which the Scudder Select 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading in the shares of the Scudder Select 500 Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SCUDDER SELECT 500 FUND, SHAREHOLDERS OF THE SCUDDER SELECT 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Additional Information Regarding the Russell 1000 Growth Index


Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 1000 Growth Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 1000 Growth Index.

Frank Russell Company's publication of the Russell 1000 Growth Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 1000 Growth Index is based.


FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED IN THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 1000 GROWTH INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investment of Uninvested Cash Balances. Each Portfolio, may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Portfolio may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management QP Trust or one or more future entities for which DeIM acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by each Portfolio in shares of the Central Funds will be in accordance with Portfolio's investment policies and restrictions as set forth in its registration statement. Currently, Scudder Money Market Portfolio does not intend to investing in the Central Fund.

Certain of the Central Funds comply with Rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar-weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Portfolio's ability to manage Uninvested Cash.

Each Portfolio will invest Uninvested Cash in Central Funds only to the extent that each Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Specialized Investment Techniques of the Funds

Borrowing. Each Fund will borrow only when the Advisor believes that borrowing will benefit a Fund after taking into account considerations such as the costs of the borrowing. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.


Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.


Convertible Securities. The Funds may each invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market values of convertible securities tend to decline as interest rates increase and, conversely, tend to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically change as the market values of the underlying common stocks change, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).




Debt Securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities. When the Advisor believes that it is appropriate to do so in order to achieve a Fund's objective of long-term capital appreciation, the Funds may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Funds may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investors Service ("Moody's") or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.

Depositary Receipts. Each Fund may invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Illiquid Securities and Restricted Securities. Each Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of each Fund's net assets.

Restricted securities are often illiquid, but they may also be liquid. The Funds may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Funds may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund.

Investment Company Securities. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, a Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of a Fund's total assets at the time any loan is made.


Real Estate Investment Trusts ("REITs"). Scudder Select 1000 Growth Fund may invest in REITS. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.


Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. Each Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase such securities at an agreed upon time and price. Each Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Fund assets and its yield, and may be viewed as a form of leverage.

Short Sales Against the Box. Each Fund may make short sales of common stocks if, at all times when a short position is open, a Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. Each Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a Fund may enter into short sales against the box.


Warrants. Each Fund may invest in warrants up to 5% of the value of its respective total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, a Fund would lose the entire purchase price of the warrant.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in each Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of each Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of each Fund, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of each Fund.


Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving each Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect each Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of each Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of each Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of each Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to each Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise

"covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires a Fund to segregate cash or liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

                             MANAGEMENT OF THE FUNDS

Investment Advisor


On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Funds. Under the supervision of the Board of Trustees of the Funds, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Funds and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Scudder, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counseling firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder was acquired by Deutsche Bank AG.

Pursuant to an investment management agreement with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of each Fund if elected to such positions.



The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The present investment management agreements (the "Agreements") were approved by the Trustees on February 5, 2002 and became effective April 5, 2002. The Agreements will continue in effect until September 30, 2002 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment. Under the Agreements, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with a Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each investment management agreement, the Advisor renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of their business, subject to the direction and control of the Trustees.


The Advisor pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of the Fund affiliated with the Advisor and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


For these services, effective April 5, 2002, Scudder Select 500 Fund pays the Advisor a fee equal to an annual rate of 0.50% of the first $500,000,000 of average daily net assets, 0.475% of the next $500,000,000 of such net assets, and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Effective October 2, 2000, Scudder Select 1000 Growth Fund pays the Advisor a fee equal to an annual rate of 0.50% of the first $500,000,000 of average daily net assets, 0.475% of the next $500,000,000 of such net assets, and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

For the period from March 1, 2001 through June 30, 2001, the Advisor did not impose a portion of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $1,014 and $2,312, respectively, and the amount imposed aggregated $204,557 and $108,845 respectively.

Accordingly, for the year ended February 28, 2002, the fee pursuant to the Agreement was equivalent to an annual effective rate of 0.49% and 0.49%, respectively, of Scudder Select 500 Fund's and Scudder Select 1000 Growth Fund's average daily net assets. For the year ended February 28, 2001, the Advisor did not impose a portion of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $120,976 and $133,560, respectively, and the amount imposed aggregated $93,653 and $57,798, which is equivalent to an annual effective rate of 0.26% and 0.19% of the Funds' average daily net assets.

Prior to August 28, 2000, Scudder Select 500 Fund paid the Advisor a fee equal to 0.75% of average daily net assets; payable monthly, provided the Fund would make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2001. Prior to October 2, 2000, Scudder Select 1000 Growth Fund paid the Advisor a fee equal to 0.75% of average daily net assets; payable monthly, provided the Fund would make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2001. For the period ended February 29, 2000, the Advisor did not impose any of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $183,253 and $126,070, respectively.

Under each Agreement, a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. Each Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under each Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of Shares of a Fund.


In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that each Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each Fund can be expected to vary from those of these other mutual funds.


AMA InvestmentLink(SM) Program

Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics

The Funds, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by a Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of a Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Brokerage Commissions

Allocation of brokerage may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by the particular Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Each Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Funds and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

For the period May 17, 1999 (commencement of operations) to February 29, 2000, Scudder Select 500 Fund paid brokerage commissions of $23,136. For the period ended February 29, 2000, the Fund paid $17,219 (74.43% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $59,897,025, of which $37,582,587 (62.75% of all brokerage transactions) were transactions which included research commissions.

For the period May 17, 1999 (commencement of operations) to February 29, 2000, Scudder Select 1000 Growth Fund paid brokerage commissions of $13,368. For the period ended February 29, 2000, the Fund paid $10,095 (75.52% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $37,931,939, of which $28,403,261 (74.88 % of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2001, Scudder Select 500 Fund paid brokerage commissions of $41,367; the Fund paid $7,372 (17.82% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $73,910,223, of which $8,739,764 (11.82% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2001, Scudder Select 1000 Growth Fund paid brokerage commissions of $12,781; the Fund paid $9,432 (73.8% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $42,126,211; of which $15,677,818 (37.22% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2002, Scudder Select 500 Fund paid brokerage commissions of $22,270; the Fund paid $23,512 (42.54% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $115,820,841, of which $31,327,729 (27.05% of all brokerage transactions) were transactions which included research commissions.

For the year ended February 28, 2002, Scudder Select 1000 Growth Fund paid brokerage commissions of $22,944; the Fund paid $3,704 (16.14% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The amount of brokerage transactions aggregated $49,350,156; of which $5,948,687 (12.05% of all brokerage transactions) were transactions which included research commissions.

Portfolio Turnover

A Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

Scudder Select 500 Fund's portfolio turnover rates for the years ended February 28, 2001 and 2002 were 95% and 67%, respectively. Scudder Select 1000 Growth Fund's portfolio turnover rates for the periods ended February 28, 2001 and 2002 were 60% and 91%, respectively.


Administrative Agreement


Each Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement"), pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by each Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by a Fund of an administrative services fee (the "Administrative Fee") of 0.275% for Class A, 0.325% for Class B and 0.300% for Class C. One effect of these arrangements is to make each Fund's future expense ratio more predictable. However, each Fund will not benefit from economies of scale derived from increases in assets. The Administrative Fee became effective on August 28, 2000 for Scudder Select 500 Fund and October 2, 2000 for Scudder Select 1000 Growth Fund.

For the period August 28, 2000 through February 28, 2001 for Scudder Select 500 Fund and for the period October 2, 2000 through February 28, 2001 for Scudder Select 1000 Growth Fund, the Administrative Agreement expense charged to the Funds amounted to the following:

                  Fund                                    Expenses
                  ----                                    --------

Scudder Select 500 Fund                                   $48,168

Scudder Select 1000 Growth Fund                           $29,438

In accordance with the Administrative Agreements, for the year ended February 28, 2002, the Administrative Fee for each Fund was as follows:

                                                                       Unpaid at 2/28/02      Unpaid at          Unpaid at
Fund                                Class A     Class B     Class C         Class A        2/28/02 Class B    2/28/02 Class C
----                                -------     -------     -------         -------        ---------------    ---------------

Scudder Select 500 Fund              $2,119      $2,881       $867            $621              $1,289             $257

Scudder Select 1000 Growth Fund       $111        $96         $472            $31                $26                $75

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Funds pursuant to separate agreements with the Funds.


The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.


The Administrative Agreement has an initial term of three years ending on September 30, 2003, subject to earlier termination by a Fund's Board. The
Administrative Agreements shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from a Fund's custodian for cash balances.


Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.

Underwriter


Pursuant  to  a  separate   Underwriting  and  Distribution  Services  Agreement
("Distribution Agreement") and a separate Shareholder Services Agreement ("Services Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, B and C shares of each Fund and acts as agent of each Fund in the continuous offering of its Shares. SDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. SDI bears all of its expenses of providing services pursuant to the Services Agreement between SDI and each Fund, including the payment of service fees. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

The Distribution Agreements dated April 8, 2002 were approved by the applicable Trustees on February 4, 2002. Each Distribution Agreement will remain in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the agreement. The Distribution Agreements automatically terminate in the event of their assignment and may be terminated for a class at any time without penalty by each Fund or by SDI upon 60 days' notice. Termination by each Fund with respect to a class may be by vote of a majority of the Board of Trustees or a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement or a "majority of the outstanding voting securities", (as such term is defined under the 1940 Act) of the class of each Fund.

The Distribution Agreements may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of such Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreements.

Each Services Agreement continues in effect from year to year so long as such continuance is approved for each Fund at least annually by a vote of the Board of Trustees for each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Service Agreement. The Service Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B , C shares of a Fund may be by a vote of (i) the majority of the Board of Trustees of a Fund who are not interested persons of a Fund and who have no direct or indirect financial interest in the Services Agreement or a "majority of the outstanding voting securities", (as such term is defined under the 1940 Act) of the Class A, B or C shares. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of such class of a Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.




Class A Shares. SDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the Distribution Agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Funds' shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the periods noted.

                                                         Commissions           Commissions
                                                         Retained by       Underwriter Paid to     Commissions Paid to
Fund                                    Fiscal Year      Underwriter            All Firms            Affiliated Firms
----                                    -----------      -----------            ---------            ----------------


Scudder Select 500 Fund                    2002              2452
                                           2001              3428

Scudder Select 1000 Growth Fund            2002               165
                                           2001                11


Rule 12b-1 Plan


Class B and Class C

Distribution Services. Each Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan" or the "Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Because 12b-1 fees are paid out of class assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.


Since the Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution services for those classes, that Agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.


If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of a Fund to make payments to SDI pursuant to the Plan will cease, and each Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by SDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred. The Rule 12b-1 Plan may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of each Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Rule 12b-1 Plan.


For its services under the Distribution Agreement, SDI is paid monthly a fee from Class B shares net assets at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges. SDI currently compensates firms for sales of Class B shares at a commission rate of 0.75%.


For its services under the Distribution Agreement, SDI is paid monthly a fee from Class C shares net assets at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by SDI or a Fund. SDI also receives any contingent deferred sales charges.

Shareholder Services. Pursuant to the Rule 12b-1 Plan, shareholder or administrative services are provided to each Fund on behalf of Class A, B and C shareholders under the Services Agreement with SDI. SDI bears all of its expenses of providing services pursuant to the Services Agreement between SDI and a Fund, including the payment of service fees. Each Fund pays SDI a shareholder services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of each Fund.

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such Shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or a Fund. Firms to which service fees may be paid include affiliates of SDI. In addition, SDI may from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

Neither SDI nor the Trustees of the Fund believe that the services performed by SDI under the Services Agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any further doubt that may arise in the future regarding whether the services performed by SDI under the Services Agreement are "distribution" services, the distribution plans for the Fund authorize the payment of the services fee.


SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a Fund. Currently, the services fee payable to SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides shareholder or administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on each Fund's records. The effective shareholder or administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder or administrative services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future.


Certain Trustees or officers of each Fund are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

For the period July 2, 2001 (commencement of sales) through February 28, 2002, the Service Fee for Scudder Select 500 Fund was as follows:

                                                       Unpaid at
      Service Fee          Total Aggregated        February 28, 2002
      -----------          ----------------        -----------------

        Class A                 $1,926                    $854

        Class B                 $2,216                    $809

        Class C                  $723                     $147

For the period July 2, 2001 (commencement of sales) through February 28, 2002, the Service Fee for Scudder Select 1000 Growth Fund was as follows:

                                                       Unpaid at
      Service Fee          Total Aggregated        February 28, 2002
      -----------          ----------------        -----------------

        Class A                  $101                     $13

        Class B                   $74                      $1

        Class C                  $393                      $5

Expenses of each Fund paid in connection with the Rule 12b-1 Plans for each class of shares is set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.

                                                       Contingent       Total        Distribution
                                        Distribution    Deferred     Distribution    Fees Paid by
                                        Fees Paid by  Sales Charge   Fees Paid by   Underwriter to
Fund Class                  Fiscal        Fund to          to       Underwriter to    Affiliated
B Shares                     Year       Underwriter    Underwriter       Firms        Firms
--------                     ----       -----------    -----------       -----        -----

Scudder Select 500 Fund       2001         6,579            461        7,041               0

Scudder Select 1000 Growth
Fund                          2001           220              0          220               0


              Other Distribution Expenses Paid by Underwriter
              -----------------------------------------------


  Advertising   Prospectus  Marketing and   Misc. Operating     Interest
 and Literature  Printing   Sales Expenses      Expenses        Expense(1)
 --------------  --------   --------------      --------        -------

     479         192           1,802              1,103           1,005


       6           2              20                 11              23





                                                       Contingent       Total        Distribution
                                        Distribution    Deferred     Distribution    Fees Paid by
                                        Fees Paid by  Sales Charge   Fees Paid by   Underwriter to
Fund Class                  Fiscal        Fund to          to       Underwriter to    Affiliated
C Shares                     Year       Underwriter    Underwriter       Firms        Firms
--------                     ----       -----------    -----------       -----        -----

Scudder Select 500 Fund       2001              895        17            912             0

Scudder Select 1000 Growth
Fund                          2001              822         0            822             0



              Other Distribution Expenses Paid by Underwriter
              -----------------------------------------------


  Advertising   Prospectus  Marketing and   Misc. Operating     Interest
 and Literature  Printing   Sales Expenses      Expenses        Expense(1)
 --------------  --------   --------------      --------        -------

 (28)              113            708              616            0


   45               53            341              260            0

(1) Interest imputed based on prime rate and cumulative difference between cash received and cash paid.

                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of each Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B and C shares. Prior to the implementation of the Administrative Agreement, SISC received as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

Auditors

The financial highlights of each Fund included in the Fund's prospectus and the financial statements of each Fund incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP ("PwC"), 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in accounting and auditing. PwC audits the financial statements for each Fund and provides other audit, tax, and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Dechert, 10 Post Office Square, Boston, Massachusetts 02109, serves as legal counsel for the Funds.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, computes net asset values for the Funds. Prior to the implementation of the Administrative Agreement each Fund paid SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


For the period ended February 29, 2000, SFAC did not impose any of its fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $35,182 and $32,799, respectively. Prior to August 28, 2000, SFAC did not impose any of its fees for Scudder Select 500 Fund amounting to $24,290. Prior to October 2, 2000, SFAC did not impose any of its fees for Scudder Select 1000 Growth Fund amounting to $23,458. Effective August 28, 2000 for Scudder Select 500 Fund and effective October 2, 2000 for Scudder Select 1000 Growth Fund, the above fees will be paid by the Advisor in accordance with the Administrative Agreement.




                                   PERFORMANCE

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be computed separately for each class.

Prior to July 2, 2001, performance figures for Class A, B and C shares of each Fund are derived from the historical performance of Class S shares of each Fund, which are offered in a separate prospectus and statement of additional information, adjusted to reflect the higher gross total annual operating expenses applicable to Class A, B and C shares. The performance figures are also adjusted to reflect the maximum sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares. Returns for the historical performance of the Class S shares include the effect of a temporary waiver of management fees and/or absorption of certain operating expenses by the investment advisor and certain subsidiaries. Without such a waiver or absorption, returns would have been lower and ratings or rankings may have been less favorable.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A, B and C shares of each Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:
                 T         =       Average Annual Total Return
                 P         =       A hypothetical initial investment of $1,000
                 n         =       Number of years
                 ERV       =       Ending  redeemable value: ERV is the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

  Average Annual Total Returns for the Periods Ended February 28, 2002(1)(2)(3)

                             Scudder Select 500 Fund

                                            1 Year       Life of Class(4)
                                            ------       -------------

Class A                                     -13.95              -4.99
Class B                                     -12.03              -4.85
Class C                                      -9.45              -3.73

                         Scudder Select 1000 Growth Fund

                                            1 Year       Life of Class(4)
                                            ------       -------------

Class A                                     -19.91             -12.12
Class B                                     -18.39             -12.37
Class C                                     -15.86             -11.00

(1) Because Class A, B and C shares commenced operations on July 2, 2001, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class S shares, adjusted as described above.

(2) As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund or class will vary based on changes in market conditions and the level of a Fund's and class' expenses.

(3) If the Advisor had not maintained expenses, the total returns would have been lower.

(4)      The inception date for Class S was May 17, 1999.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

    P     = a hypothetical initial investment of $1,000
    T     = average annual total return (after taxes on distributions)
    n     = number of years
    ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                 P(1+T)^n = ATVDR

Where:

    P      = a hypothetical initial investment of $1,000
    T      = average annual total return (after taxes on distributions and redemption)
    n      = number of years
    ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions

As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund or class will vary based on changes in market conditions and the level of a Fund's and class' expenses.

In connection with communicating its average annual total return to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated by computing the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

                                 T = (ERV/P) - 1

Where:

  T    =  Total Return
  P    =  a hypothetical initial investment of $1,000
  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to, net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of a Fund's and classes' performance data.

Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

Comparison of Fund Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, S&P 500, the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 1000 Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning a Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which a Fund invests.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, members of the Board and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment, and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                       PURCHASE AND REDEMPTION OF SHARES


Fund Shares are sold at their public offering price, which is the net asset value per such shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investments for Class A, B or C is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of each Fund or the Advisor and its affiliates.


Purchase of Shares


Fund shares are sold at their public offering price, which is the net asset value per share next determined after an order is received in proper form, plus, with respect to Class A shares, an initial sales charge. Class A shares are sold subject to an annual Rule 12b-1 shareholder services fee of 0.25%. Class B and Class C shares are sold subject to an annual Rule 12b-1 distribution /shareholder services fee of 1.00%. That portion of the Rule 12b-1 distribution/shareholder services fee for Class B and Class C attributable to shareholder services is 0.25%.



The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution/services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                                                      Annual 12b-1
                                               Distribution/Service Fees(1)
                                                   (as a % of average
                 Sales Charge                       daily net assets)              Other Information
                 ------------                       -----------------              -----------------


Class A          Maximum initial sales charge of                 0.25%             Initial sales charge waived or
                 5.75% of the public offering                                      reduced for certain purchases
                 price(2)

Class B          Maximum contingent deferred                     1.00%             Shares convert to Class A shares
                 sales charge of 4% of redemption                                  six years after issuance
                 proceeds; declines to zero after
                 six years

Class C          Contingent deferred sales charge                1.00%             No conversion feature
                 of 1% of redemption proceeds for
                 redemptions made during first
                 year after purchase


(1)      There is a shareholder services fee of up to 0.25% for each class.


(2) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                    Sales Charge
                                                                    ------------
                                                                                                Allowed to Dealers
                                            As a Percentage of       As a Percentage of    As a Percentage of Offering
Amount of Purchase                             Offering Price         Net Asset Value*                Price
------------------                             --------------         ---------------                 -----

Less than $50,000                                 5.75%                    6.10                       5.20
$50,000 but less than $100,000                    4.50                     4.71                       4.00
$100,000 but less than $250,000                   3.50                     3.63                       3.00
$250,000 but less than $500,000                   2.60                     2.67                       2.25
$500,000 but less than $1 million                 2.00                     2.04                       1.75
$1 million and over                                .00**                    .00**                      ***

*        Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***      Commission is payable by SDI as discussed below.


Each Fund receives the entire net asset value of all its shares sold. SDI, each Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, SDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of each Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 (the "Large Order NAV Purchase Privilege") including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code
Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees. Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:


          Compensation Schedule #1(1)               Compensation Schedule #2(2)         Compensation Schedule #3(2)
          ---------------------------               ---------------------------         ---------------------------
                                    As a                                As a                                As a
          Amount of             Percentage of   Amount of Shares    Percentage of       Amount of       Percentage of
         Shares Sold           Net Asset Value        Sold         Net Asset Value     Shares Sold     Net Asset Value
         -----------           ---------------        ----         ---------------     -----------     ---------------

$1 million to $5 million            1.00%       Under $15 million       0.75%       Over $15 million        0.25%

Over $5 million to $50              0.50%              --                --                --                --
million

Over $50 million                    0.25%              --                --                --                --

 (1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

(2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. When a plan's assets grow to exceed $15 million, the Plan Sponsor must contact their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of each Fund or of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. Ill). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.





Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of each Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Funds, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of each Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of each Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of each Fund may be sold at net asset value through certain investment advisors registered under the 1940 Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by each Fund. Each Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."


SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Advisor."

Class B shares of each Fund will automatically convert to Class A shares of that Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for SDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of each Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Advisor."

Multi-Class Suitability

Which Arrangement is Better for You? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. In making this decision, investors should review their particular circumstances carefully with their financial representative. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their Shares within six years might consider Class C Shares.

SDI has established the following procedures regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of Shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the subaccount recordkeeping system available through the Shareholder Service Agent (Flex Plans). Orders for Class B Shares or Class C Shares for Flex Plans (not including plans under Code Section 403(b)(7) sponsored by a K-12 school district) will not be accepted in such classes but will instead be invested in Class A Shares at net asset value when the combined subaccount value in a Fund or other Eligible Funds or other plan investments listed under "Special Features -- Class A Shares -- Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," Letter of Intent" and "Cumulative Discount" features described under "Special Features." For purposes of redirecting contributions, Flex Plan values will be calculated annually.

Effective February 28, 2001, Flex Plans that satisfy each of the conditions described below may direct the Shareholder Service Agent to convert plan assets invested in Class B Shares to Class A Shares at net asset value without incurring a contingent deferred sales charge. In order to qualify for the preceding conversion privilege, a Flex Plan must satisfy each of the following conditions: (1) the plan must have an aggregate balance of $2 million in plan assets invested in Eligible Funds or other investments maintained on the subaccount recordkeeping system of the Shareholder Service Agent; (2) the plan must have elected to purchase Class A Shares of the Eligible Funds at net asset value for future contributions to be invested in Eligible Funds; and (3) the plan must have been using the subaccount recordkeeping system of the Shareholder Service Agent for at least four years. When eligible, Flex Plan sponsors must elect in writing to the Shareholder Service Agent in order to convert plan assets from Class B Shares to Class A Shares.

For more information about these sales arrangements, consult your financial representative or the Shareholder Service Agent. In particular, for information concerning the eligibility of investors to purchase Class A Shares at net asset value, see "Purchase of Shares - Initial Sales Charge Alternative" and for information on special rules for aggregating assets of Flex Plans for eligibility for the Combined Purchase and related features, see "Special Features -- Class A Shares -- Combined Purchases." Financial services firms may receive different compensation depending upon which class of shares they sell.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to each Fund.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of each Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of Executive Council, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of each Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of each Fund, or other Funds underwritten by SDI.

Orders for the purchase of shares of each Fund will be confirmed at a price based on the net asset value of each Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). Each Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem each Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold each Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, each Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from each Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from each Fund through the Shareholder Service Agent for these services. This prospectus and statement of additional information should be read in connection with such firms' material regarding their fees and services.

Each Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of each Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires each Fund to withhold 30% (in 2002 and 2003) of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.




                       Redemption or Repurchase of Shares

General. Any shareholder may require each Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of each Fund will be the net asset value per share of that class of each Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When each Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

Because of the high cost of maintaining small accounts, each Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless each Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to SDI, which each Fund has authorized to act as its agent. There is no charge by SDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of each Fund next determined after receipt of a request by SDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of SDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of each Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the shareholder service agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if the Fund or the shareholder service agent deems it appropriate under then-current market conditions. Once authorization is on file, the shareholder service agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the shareholder service agent with signatures guaranteed as described above or contact the firm through which shares of each Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the shareholder service agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under each Fund's Automatic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

         Year of Redemption                         Contingent Deferred
         After Purchase                                 Sales Charge
         --------------                                 ------------

         First                                               4%
         Second                                              3%
         Third                                               3%
         Fourth                                              2%
         Fifth                                               2%
         Sixth                                               1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a automatic withdrawal plan (see "Special Features -- Automatic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in each Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a automatic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Automatic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent
(g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (g) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of each Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of each Fund or any fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Scudder Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of each Fund or of the listed funds under "Special Features -- Class A Shares -- Combined Purchases". A shareholder of each Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of each Fund. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of each Fund or of each Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of each Fund's shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. The reinvestment privilege may be terminated or modified at any time.

Redemption in Kind. Although it is each Fund's present policy to redeem in cash, each Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a share at the beginning of the period.

                                SPECIAL FEATURES

Class A Shares -- Combined Purchases. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund, Scudder Blue Chip Fund, Scudder California Tax-Free Income Fund, Scudder Capital Growth Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder Contrarian Fund, Scudder-Dreman Financial Services Fund, Scudder Global Discovery Fund, Scudder-Dreman High Return Equity Fund, Scudder Dynamic Growth Fund, Scudder Emerging Markets Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Focus Value Plus Growth Fund, Scudder Global Fund, Scudder Global Bond Fund, Scudder Gold and Precious Metals Fund, Scudder Growth Fund, Scudder Growth and Income Fund, Scudder Health Care Fund, Scudder High-Yield Fund, Scudder High-Yield Opportunity Fund, Scudder High-Yield Tax-Free Fund, Scudder Income Fund, Scudder International Fund, Scudder Large Company Growth Fund, Scudder Large Company Value Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Tax-Free Fund, Scudder Medium-Term Tax-Free Fund, Scudder New Europe Fund, Scudder New York Tax-Free Income Fund, Scudder Pathway Series -- Conservative Portfolio, Scudder Pathway Series -- Growth Portfolio, Scudder Pathway Series -- Moderate Portfolio, Scudder S&P 500 Index Fund, Scudder-Dreman Small Cap Value Fund, Scudder Small Company Stock Fund, Scudder Strategic Income Fund, Scudder Target Fund (series are subject to a limited offering period), Scudder Technology Fund, Scudder Technology Innovation Fund, Scudder Total Return Fund, Scudder U.S. Government Securities Fund, The Japan Fund, Inc., ("Scudder Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Scudder Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Scudder Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds," (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Scudder Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of each Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of each Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of each Fund being purchased, the value of all Class A shares of the above mentioned Scudder Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Scudder Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Class A shares of each Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Scudder Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of each Fund and Class B shares of any Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of each Fund and Class C shares of any Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, amounts exchanged retain their cost and purchase date.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves
Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on each Fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of each Fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Scudder Investments Service Company, Attention: Exchange Department, P.O. Box 219557, Kansas City, Missouri 64121-9557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Scudder Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated ClearingHouse System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in each Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice

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to Scudder Investments Service Company,  P.O. Box 219415,  Kansas City, Missouri
64121-9415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Direct Deposit. A shareholder may purchase additional shares of each Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Direct Deposit, the shareholder authorizes each Fund and its agents to either draw checks or initiate Automated ClearingHouse debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Scudder Investments Service Company, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. Each Fund may immediately terminate a shareholder's plan in the event that any item is unpaid by the shareholder's financial institution. Each Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in each Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) Each Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of each Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a automatic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, each Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making automatic withdrawals. SDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a automatic withdrawal plan. The right is reserved to amend the automatic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of each Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for each Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of each Fund's shareholders.

The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in each Fund's dividends constituting "preferential dividends" under the Code, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

                                       59
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                                       60
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                                       61

                       DIVIDENDS, CAPITAL GAINS AND TAXES




Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "Taxes.")

Each Fund intends to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. Each Fund intends to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

Taxes


Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policies.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


If for any taxable year, a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.


At February 28, 2002, Scudder Select 500 Fund had a net tax basis capital loss carryforward of approximately $2,610,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 28, 2007 ($132,000), February 29, 2008 ($552,000), February
28,  2009  ($157,000)  and  February  28,  2010  ($1,769,000),   the  respective
expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002 the Fund incurred approximately $422,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

At February 28, 2002, Scudder Select 1000 Growth Fund had a net tax basis capital loss carryforward of approximately $6,225,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 29, 2008 ($181,000), February 28, 2009 ($746,000) and February 28, 2010 ($5,298,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002, Scudder Select 1000 Growth Fund incurred approximately $323,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Dividends from domestic corporations are expected to comprise a substantial part of a Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.




Generally, a qualifying individual may make a deductible IRA contribution of up to $2,000 for any taxable year only if (i) the individual and his or her spouse are not active participants in an employer's retirement plan, (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level (for 2002, $54,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $54,000 and $64,000; $34,000 for a single individual, with a phase-out for adjusted gross income between $34,000 and $44,000), or (iii) the individual is not an active participant in an employer's retirement plan, but his or her spouse is such a participant, and the couple's adjusted gross income is $150,000 or less (the deduction limit is phased out for adjusted gross income between $150,000 and $160,000). However, an individual who is not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples) for that year. The $2,000 limit on contributions (whether deductible or nondeductible) is increased to $3,000 for 2002 through 2004. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years. In addition, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


Distributions by a Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

In some cases, shareholders of each Fund will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.


Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.


Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.


Positions  of a Fund which  consist of at least one  position  not  governed  by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. A transaction during the tax year that would otherwise be a constructive sale may be disregarded if 1) the transaction is closed by the 30th day after the close of the tax year, and 2) the taxpayer holds the appreciated financial position (without reduction of risk of loss) throughout the 60-day period following the date of closing of the transaction.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of a Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30% (for 2002 and 2003) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. A brief explanation of the form and character of the distribution accompany each distribution. By January 31 of each year each Fund issues to each of its shareholders a statement of the federal income tax status of all distributions.





The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of each Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of each Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on the relevant exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on the relevant exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on the relevant exchange. Certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, are valued using settlement prices on the futures exchanges for those contracts determined shortly after the Value Time. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of each Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by each Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by each Fund's Board and overseen primarily by each Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES

The following table presents information regarding each Trustee of the Fund as of July 1, 2002. Each Trustee's age as of July 1, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees

                                                                                Number of
                                                                                Portfolios in
                            Length of            Principal Occupation(s)        Fund Complex
Name and Age                Time Served*         During Past 5 Years            Overseen        Other Directorships Held
------------                ------------         -------------------            --------        ------------------------

Henry P. Becton             1990-present         President, WGBH Educational    48              American Public Television;
(58)                                             Foundation                                     New England Aquarium; Becton
                                                                                                Dickinson and Company
                                                                                                (medical  technology
                                                                                                company); Mass Corporation
                                                                                                for Educational
                                                                                                Telecommunications; The A.H.
                                                                                                Belo Company (media company);
                                                                                                Committee for Economic
                                                                                                Development; Concord Academy;
                                                                                                Public Broadcasting Service;
                                                                                                Boston Museum of Science

Dawn-Marie Driscoll         1987-present         President, Driscoll            48              Computer Rescue Squad;
(55)                                             Associates (consulting                         Advisory Board, Center for
                                                 firm); Executive Fellow,                       Business Ethics, Bentley
                                                 Center for Business Ethics,                    College; Board of Governors,
                                                 Bentley College                                Investment Company Institute;
                                                                                                Chairman, ICI Directors
                                                                                                Services Committee

Edgar R. Fiedler (73)       1995-present         Senior Fellow and Economic     48              None
                                                 Counsellor, The Conference
                                                 Board, Inc. (not-for-profit
                                                 business research
                                                 organization)

Keith R. Fox (48)           1996-present         Managing Partner, Exeter       48              Facts on File (school and
                                                 Capital Partners (private                      library publisher);
                                                 equity funds)                                  Progressive Holding
                                                                                                Corporation (kitchen importer
                                                                                                and distributor)

Louis E. Levy (69)          2002-present         Retired; Director of certain   48              Household International
                                                 funds in the Deutsche Asset                    (banking and finance); ISI
                                                 Management Family of Funds                     Family of Funds (registered
                                                 (formerly, the Flag                            investment companies);
                                                 Investors Family of Funds)                     Director, Kimberly-Clark
                                                 (registered investment                         Corporation (personal
                                                 company) (1994-present);                       consumer products)
                                                 formerly, Chairman of the
                                                 Quality Control Inquiry
                                                 Committee, American
                                                 Institute of Certified
                                                 Public Accountants
                                                 (1992-1998)

                                       77

                                                                                Number of
                                                                                Portfolios in
                            Length of            Principal Occupation(s)        Fund Complex
Name and Age                Time Served*         During Past 5 Years            Overseen        Other Directorships Held
------------                ------------         -------------------            --------        ------------------------

Jean Gleason Stromberg      1999-present         Consultant (1997 to            48              The William and Flora Hewlett
(58)                                             present); prior thereto,                       Foundation
                                                 Director, U.S. General
                                                 Accounting Office
                                                 (1996-1997); Partner,
                                                 Fulbright & Jaworski (law
                                                 firm) (1978-1996)

Jean C. Tempel (59)         1994-present         Managing Partner, First        48              United Way of Mass Bay;
                                                 Light Capital (venture                         Sonesta International Hotels,
                                                 capital group)                                 Inc.; Northeastern University
                                                                                                Funds and Endowment
                                                                                                Committee; Connecticut
                                                                                                College Finance Committee;
                                                                                                Commonwealth Institute
                                                                                                (not-for-profit start-up for
                                                                                                women's enterprises); The
                                                                                                Reference, Inc. (IT
                                                                                                consulting for financial
                                                                                                services)

Carl W. Vogt (66)           2002-present         Director of certain funds in   48              Yellow Corporation
                                                 the Deutsche Asset                             (trucking); American Science
                                                 Management Family of Funds                     & Engineering (x-ray
                                                 (formerly, the Flag                            detection equipment); ISI
                                                 Investors Family of Funds)                     Family of Funds (registered
                                                 (registered investment                         investment companies);
                                                 companies) (1995-present);                     National Railroad Passenger
                                                 Senior Partner, Fulbright &                    Corporation (Amtrak);
                                                 Jaworski, L.L.P (law firm);                    formerly, Chairman and
                                                 formerly, President                            Member, National
                                                 (interim) of Williams                          Transportation Safety Board
                                                 College (1999-2000);
                                                 President, certain funds in
                                                 the Deutsche Asset
                                                 Management Family of Funds
                                                 (formerly, Flag Investors
                                                 Family of Funds) (registered
                                                 investment companies)
                                                 (1999-2000)

Interested Trustees and/or Officers **:

The following table presents information about each Officer of each Fund. Each Officer's age as of July 1, 2002 is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Fund. Each Officer of each Fund is an employee of Deutsche Asset Management.

                                                                                                Number of
                                                                                                Portfolios
                                                                                                In Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             with Funds           Time Served*    During Past 5 Years            Overseen      Held
----------------            ----------                ------     -------------------            --------      ----

William F. Glavin+          President            2000-present    Managing Director of           83            Trustee,
(43)                                                             Deutsche Asset Management                    Crossroads for
                                                                                                              Kids, Inc.
                                                                                                              (serves at-risk
                                                                                                              children)

Richard T. Hale##           Chairman and Vice    2002-present    Managing Director of           220           None
(56)                        President                            Deutsche Banc Securities
                                                                 Inc. (formerly Deutsche Banc
                                                                 Alex. Brown Inc.) and
                                                                 Deutsche Asset Management
                                                                 Americas; Director and
                                                                 President, Investment
                                                                 Company Capital Corp.
                                                                 (registered investment
                                                                 advisor) and Deutsche Asset
                                                                 Management Mutual Funds;
                                                                 Director, Deutsche Global
                                                                 Funds, Ltd., CABEI Fund and
                                                                 North American Income Fund;
                                                                 Vice President, Deutsche
                                                                 Asset Management, Inc.

John Millette+              Vice President and   1999-present    Vice President of Deutsche     Not           None
(39)                        Secretary                            Asset Management               Applicable

Daniel O. Hirsch##          Vice President and   2002-present    Managing Director of           Not           None
(48)                        Assistant Secretary                  Deutsche Asset Management;     Applicable
                                                                 formerly, Principal, BT
                                                                 Alex. Brown Incorporated,
                                                                 (Deutsche Banc Alex. Brown
                                                                 Inc.); Assistant General
                                                                 Counsel, United States
                                                                 Securities and Exchange
                                                                 Commission

Caroline Pearson+           Assistant Secretary  1997-present    Managing Director of           Not           None
(40)                                                             Deutsche Asset Management;     Applicable
                                                                 formerly, Associate, Dechert
                                                                 Price & Rhoads (law firm)

Gary L. French+             Treasurer            2002-present    Managing Director of           Not           None
(50)                                                             Deutsche Asset Management;     Applicable
                                                                 Director     of
                                                                 Investment
                                                                 Operations,
                                                                 Deutsche  Asset
                                                                 Management;
                                                                 formerly,
                                                                 President    of
                                                                 UAM        Fund
                                                                 Services, Inc.

                                       79

                                                                                                Number of
                                                                                                Portfolios
                                                                                                In Fund       Other
Name,                       Positions(s) Held    Length of       Principal Occupation(s)        Complex       Directorships
Address and Age             with Funds           Time Served*    During Past 5 Years            Overseen      Held
----------------            ----------                ------     -------------------            --------      ----

John R. Hebble+             Assistant Treasurer  1998-present    Senior Vice President of       Not           None
(44)                                                             Deutsche Asset Management      Applicable

Thomas Lally+               Assistant Treasurer  2001-present    Senior Vice President of       Not           None
(34)                                                             Deutsche Asset Management      Applicable

Brenda Lyons+               Assistant            1998-present    Senior Vice President of       Not           None
(40)                        Treasurer                            Deutsche Asset Management      Applicable


Additional Officers:

Lois R. Roman++             Vice President        1995-present      Managing Director of          Not            None
(37)                                                                Deutsche Asset Management     Applicable

Eric Lobben+++              Vice President        2002-present      Managing Director of          Not            President,
(44)                                                                Deutsche Asset Management     Applicable     BT Capital
                                                                                                                 Advisers
                                                                                                                 (CTA entity)

* Length of time served represents the date that each Trustee was first elected to a fund within the Boston Board.

** Each Fund's Officer are considered "interested persons" of the Fund because of their affiliation with the Fund's Advisor.

+        Address: Two International Place, Boston, Massachusetts

++       Address: 345 Park Avenue, New York, New York

+++      Address: 280 Park Avenue, New York, New York

##       Address: One South Street, Baltimore, Maryland

Trustees and Officer's Role with Scudder Distributors, Inc. ("SDI")
William F. Glavin:         Vice President and Trustee
Caroline Pearson:          Secretary

Trustees and Officer's Role with Scudder Investor Services, Inc. ("SIS") Caroline Pearson, Clerk
John Hebble, Assistant Treasurer

Trustees' Responsibilities. The Board of Trustees' primary responsibility is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, 75% of the Board is comprised of Non-interested Trustees ("Independent Trustees").

The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2001, the Trustees conducted over 20 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings. Furthermore, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

In connection with their deliberations relating to the continuation of each Fund's current investment management agreement the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of each Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to each Fund; investment performance, both of the Funds, themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of each Fund, themselves and relative to appropriate peer groups; the Advisor's profitability from managing each Fund and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to each Fund.

Board Committees.  The Fund's Board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Funds accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Audit Committee held two meetings during each Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee in Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith
R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel, and Carl W. Vogt. The Committee on Independent Trustees held no meetings during each Fund's last calendar year.

Valuation Committee: This Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Richard T. Hale and Keith R. Fox. The alternative members are: Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason Stromberg and Jean C. Tempel. The Valuation Committee held three meetings during the Funds' last calendar year.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler, Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held three meetings during the Funds' last calendar year.

* Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund.

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

The Independent Trustees members also serve in the same capacity for other funds managed by the Advisor, which may have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee from the Fund/Trust and from all of the Scudder funds as a group for the most recent calendar year.

As noted above, the Trustees conducted over 20 meetings in 2001 to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank, and two audit committee meetings.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund.

                                                               Pension or Retirement
                               Compensation from               Benefits Accrued as Part    Total Compensation
Name of Trustee**              Value Equity Trust*             of Fund Expenses            Paid to Trustees(3)(5)
-----------------              ------------------              ----------------            ----------------

Henry P. Becton, Jr.                       $8,921                          $0                        $162,000
Dawn-Marie Driscoll(1)                     $9,574                          $0                        $175,000
Edgar R. Fiedler(2)(4)                     $9,026                          $0                        $174,666
Keith R. Fox                               $8,916                          $0                        $162,000
Jean Gleason Stromberg                     $9,026                          $0                        $161,000
Jean C. Tempel                             $8,973                          $0                        $164,000

* Value Equity Trust consists of three funds: Scudder Large Company Value Fund, Scudder Select 500 Fund, and Scudder Select
         1000 Growth Fund.

** Louis E. Levy and Carl W. Vogt were newly elected as Trustee, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees received by Ms. Driscoll in her role as Lead Trustee.

(2) In addition to the amounts shown, Mr. Fiedler received a payment of $105,214 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.

(3) Includes compensation for services on the boards of 19 Scudder trusts/corporations comprised of 53 funds/portfolios.

(4) Aggregate compensation for Mr. Fiedler includes $2,665 in retainer fees in his role as Trustee for Farmers Investment Trust (merged into Scudder Pathway Series on April 6, 2001) and $6,474 pursuant to a special retirement plan with The Brazil Fund, Inc.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank. Such amounts totaled $7,000 for Ms. Driscoll and Ms. Tempel and Messrs. Becton and Fox, respectively, and $3,000 for Mr. Fiedler and Ms. Stromberg, respectively. These meeting fees were borne by the Advisor.

Securities Beneficially Owned: None of the Non-interested Trustees owned securities beneficially of the Advisor, SIS/SDI or person directly or indirectly controlling, controlled by or under common control with the Advisor, or SIS/SDI.

As of May 31, 2002, all Trustees and Officers of each Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of any class of the Fund outstanding on such date..

To the best of each Fund's knowledge, as of May 31, 2002, no person owned beneficially more than 5% of any class of each Funds' outstanding shares, except as noted below.

As of May 31, 2002, 71,162 shares in the aggregate, or 13.25% of the outstanding shares of Scudder Select 500 Fund, Class A were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 107,186 shares in the aggregate, or 19.96% of the outstanding shares of Scudder Select 500 Fund, Class A were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 80,265 shares in the aggregate, or 18.76% of the outstanding shares of Scudder Select 500 Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 465,213 shares in the aggregate, or 50.80% of the outstanding shares of Scudder Select 500 Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 21,762 shares in the aggregate, or 9.71% of the outstanding shares of Scudder Select 500 Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 24,911 shares in the aggregate, or 11.12% of the outstanding shares of Scudder Select 500 Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 13,062 shares in the aggregate, or 5.83% of the outstanding shares of Scudder Select 500 Fund, Class C were held in the name of A.G. Edwards & Sons, Inc., Custodian for Charles Gassaway, IRA, Cabot, AR 72023 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,574 shares in the aggregate, or 6.84% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the name of Scudder Trust Company, Custodian for Hilda DeLemos, IRA, P.O. Box 957., Salem NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,448 shares in the aggregate, or 6.30% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the name of Scudder Investments, Inc. for the benefit of Richard Thompson, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,474 shares in the aggregate, or 6.41% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the name of Scudder Trust Company, Custodian for Roth Doyle Bowling, IRA, P.O. Box 957., Salem NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 3,116 shares in the aggregate, or 13.56% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the names of Scudder Investments, Inc. for the benefit of Francis Connolly, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 2,660 shares in the aggregate, or 11.57% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the names of Scudder Investments, Inc. for the benefit of Howard Hodel, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,301 shares in the aggregate, or 5.66% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the names of First Trust Corporation, Trustee for the benefit of Robert Mitchell, P.O. Box 173301, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,175 shares in the aggregate, or 5.11% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the names of Resources Trust Company, Trustee for the benefit of Robert Thompson, IRA, P.O. Box 5900, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,585 shares in the aggregate, or 6.89% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the name of Catholic Fraternal Life 401(k) Plan, for the benefit of John Lengerman, 414 N. Pitts Street, Freeburg, IL 62243 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,509 shares in the aggregate, or 6.56% of the outstanding shares of Scudder Select 1000 Growth Fund, Class A were held in the name of Eastside Masonry 401(k) Plan, for the benefit of Garth Thomas, 516 15th Avenue, Kirkland, WA 98033 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 5,052 shares in the aggregate, or 19.47% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,612 shares in the aggregate, or 6.21% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name Scudder Investments, Inc., for the benefit of Charles and Charlotte Holmes, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,611 shares in the aggregate, or 6.21% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name of Radiology Consultants Profit Sharing Plan, for the benefit of Su-Ju Lee, 12 Camargo Pin Lane, Cincinnati, Ohio, 45243 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,806 shares in the aggregate, or 6.96% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name of Scudder Investments, Inc., for the benefit of Mary Belina Trust, 345 Park
Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,329 shares in the aggregate, or 5.12% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name of Village Communities LLC 401 (k) Plan, for the benefit of Colleen Bruse, 1265 Fort Union Blvd., Midvale, UT 84047 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 1,449 shares in the aggregate, or 5.58% of the outstanding shares of Scudder Select 1000 Growth Fund, Class B were held in the name of LINSCO/Private Ledger Corp., 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 27,916 shares in the aggregate, or 72.27% of the outstanding shares of Scudder Select 1000 Growth Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 2,731 shares in the aggregate, or 7.07% of the outstanding shares of Scudder Select 1000 Growth Fund, Class C were held in the name of Banc of America Securities, LLC, for the benefit of customers, 600 Montgomery Street, San Francisco, CA 94111 who may be deemed to be the beneficial owner of certain of these shares.

As of May 31, 2002, 4,333 shares in the aggregate, or 11.22% of the outstanding shares of Scudder Select 1000 Growth Fund, Class C were held in the name of A.G.Edwards & Sons, Inc., Custodian for Charles Wilhoit, IRA, Tuscon, AZ 72023 who may be deemed to be the beneficial owner of certain of these shares.

Trustee Fund Ownership

The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

                                                                           Aggregate Dollar Range of Shares
                                                                                        Owned
                                   Dollar Range of Securities Owned in     of All Funds in the Fund Complex
Name of Trustee*                   Scudder Select 500 Fund                       Overseen by Trustees
----------------                   -----------------------                       --------------------

Henry P. Becton, Jr.               $10,001-$50,000                                  Over $100,000
Dawn-Marie Driscoll                $1-$10,000                                       Over $100,000
Edgar R. Fiedler                   None                                             Over $100,000
Keith Fox                          None                                             Over $100,000
Jean Gleason Stromberg             $10,001-$50,000                                  Over $100,000

                                       84

                                                                           Aggregate Dollar Range of Shares
                                                                                        Owned
                                   Dollar Range of Securities Owned in     of All Funds in the Fund Complex
Name of Trustee*                   Scudder Select 500 Fund                       Overseen by Trustees
----------------                   -----------------------                       --------------------

Jean C. Tempel                     None                                             Over $100,000

*        Louis E. Levy and Carl W. Vogt were elected as Trustees effective April
         8, 2002.

The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

                                                                           Aggregate Dollar Range of Shares
                                                                                        Owned
                                 Dollar Range of Securities Owned in       of All Funds in the Fund Complex
Name of Trustee*                 Scudder Select 1000 Growth Fund                 Overseen by Trustees
----------------                 -------------------------------                 --------------------

Henry P. Becton, Jr.             $10,001-$50,000                                    Over $100,000
Dawn-Marie Driscoll              None                                               Over $100,000
Edgar R. Fiedler                 None                                               Over $100,000
Keith Fox                        None                                               Over $100,000
Jean Gleason Stromberg           None                                               Over $100,000
Jean C. Tempel                   None                                               Over $100,000

*Louis E. Levy and Carl W. Vogt were  elected  as  Trustees  effective  April 8,
2002.



                               SHAREHOLDER RIGHTS

The Funds are separate series of Value Equity Trust. Value Equity Trust, formerly Scudder Equity Trust, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into three series: Scudder Large Company Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. The Trustees have the authority to issue additional series of shares. If a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. Each Fund is further divided into five classes of shares: Class AARP, Class S, Class A, Class B, and Class C.

The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of each Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

The Declaration of Trust provides that obligations of each Fund are not binding upon the Trustees individually but only upon the property of each Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for obligations of a Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject be reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.


Each Fund's activities are supervised by the Trust's Board of Trustees. The Trust adopted a plan on pursuant to Rule 18f-3 under the 1940 Act to permit the Trust to establish a multiple class distribution system for the Funds.

Each class of shares will represent interests in the same portfolio of investments of the Funds, and be identical in all respects to each other class, except as set forth below. The only differences among the various classes of shares of the Funds will relate solely to: (a) different distribution fee payments or service fee payments associated with any Rule 12b-1 Plan for a particular class of shares and any other costs relating to implementing or amending such Rule 12b-1 Plan (including obtaining shareholder approval of such Rule 12b-1 Plan or any amendment thereto) which will be borne solely by shareholders of such class; (b) different service fees; (c) different account minimums; (d) the bearing by each class of its class expenses, as defined in
Section 2(b) below; (e) the voting rights related to any Rule 12b-1 Plan affecting a specific class of shares; (f) separate exchange privileges; (g) different conversion features and (h) different class names and designations. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.


Each share of each class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of a Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of a Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Trust and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of a Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

                             ADDITIONAL INFORMATION

Other Information

The CUSIP numbers of the classes are:

Scudder Select 500 Fund
Class A:          920390-820
Class B:          920390-812
Class C:          920390-796

Scudder Select 1000 Growth Fund
Class A:          920390-788
Class B:          920390-770
Class C:          920390-762

The Funds have a fiscal year ending February 28.

Many of the investment changes in each Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of each Fund. These transactions will reflect investment decisions made by the Advisor in light of a Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Portfolio securities of the Funds are held separately pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

The law firm of Dechert is counsel to each Fund.


The Funds' Class A, B and C Shares prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              VALUE EQUITY TRUST

                            PART C. OTHER INFORMATION

   Item 23       Exhibits
   -------       --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated March 17, 1988.
                                            (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (2)       Establishment and Designation of Series dated December 15, 1986.
                                            (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (3)       Amended Establishment and Designation of Series dated May 4, 1987.
                                            (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Certificate of Amendment dated December 13, 1990.
                                            (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (5)       Establishment and Designation of Series dated October 6, 1992.
                                            (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (6)       Redesignation of Series by the Registrant on behalf of Scudder Capital
                                            Growth Fund, dated December 2, 1996.
                                            (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (7)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 Par Value, Kemper A, B & C Shares, and Scudder Shares.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (8)       Redesignation of Series, Scudder Value Fund to Value Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                (8)(a)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Large Company Value Fund - Class S Shares and
                                            Scudder Large Company Value Fund - AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (9)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Large Company Value Fund - AARP Shares, S Shares, A
                                            Shares, B Shares, C Shares and I Shares, dated November 13, 2000 is filed herein.



                                Part C - Page 2

                                (9)(b)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Select 500 Fund - Class S Shares and Scudder Select
                                            500 Fund - AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                (9)(c)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Select 1000 Growth Fund - Class S Shares and Scudder
                                            Select 1000 Growth Fund - AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                (9)(d)      Amended and Restated Establishment and Designation of Shares of Beneficial
                                            Interest, Classes A, B, and C of Scudder Large Company Value Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                (9)(e)      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, Classes A, B and C of Scudder Select 500 Fund dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                (9)(f)      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, Classes A, B and C of Scudder Select 1000 Growth Fund
                                            dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                    (b)           (1)       By-Laws as of October 16, 1985.
                                            (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (2)       Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                                            (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (3)       Amendment to the Registrant's By-Laws dated December 12, 1991.
                                            (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Amendment to the Registrant's By-Laws dated September 17, 1992.
                                            (Incorporated by reference to the Exhibit 2(d) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (5)       Amendment to the Registrant's By-Laws dated February 7, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Amendment to the By-Laws of Registrant, dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)



                                Part C - Page 3

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (2)       Investment Management Agreement between the Registrant, on behalf of Value
                                            Fund, and Scudder Kemper Investment, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (3)       Investment Management Agreement between the Registrant on behalf of Scudder
                                            Select 500 Fund and Scudder Kemper Investments, Inc., dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                  (4)       Investment Management Agreement between the Registrant on behalf of Scudder
                                            Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated March
                                            31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                  (5)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc., dated
                                            February 7, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 500 Fund, and Scudder Kemper Investments, Inc., dated August 28, 2000
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (7)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Scudder Kemper Investments, Inc., dated October
                                            2, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (8)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc., dated
                                            October 2, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)



                                Part C - Page 4

                                  (9)       Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Value Fund, and Zurich Scudder
                                            Investments, Inc., dated February 6, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                 (10)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 500 Fund, and Deutsche Investment Management Americas Inc., dated
                                            April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                 (11)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Deutsche Investment Management Americas Inc.,
                                            dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (2)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated May 8, 2000
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.).

                                  (3)       Amendment dated September 30, 1999 to the Underwriting and Distribution
                                            Services Agreement between the Registrant, on behalf of Value Fund, and
                                            Kemper Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (4)       Amendment dated December 7, 1999 to the Underwriting and Distribution
                                            Services Agreement between the Registrant, on behalf of Value Fund, and
                                            Kemper Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (5)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                  (6)       Underwriting Agreement between the Registrant, for Class S and Class AARP
                                            Shares, and Scudder Investor Services, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                  (7)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002 is filed herein.



                                Part C - Page 5

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company ("State Street Bank") dated October 1, 1982.
                                            (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(a)      Fee schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (2)       Amendment to Custodian Contract dated March 31, 1986.
                                            (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (3)       Amendment to Custodian Contract dated October 1, 1982.
                                            (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Amendment to Custodian Contract dated September 16, 1988.
                                            (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (5)       Amendment to Custodian Contract dated December 13, 1990.
                                            (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (5)(a)      Fee schedule for Exhibit (g)(5) dated August 1, 1994.
                                            (Incorporated by reference to Exhibit 8(a)(7) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (6)       Amendment to Custodian Contract dated March 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                (6)(a)      Form of Fee schedule for Exhibit (g)(6).
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                (6)(b)      Amendment to Custodian Contract dated November 17, 2000 between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            47 to the Registration Statement.)

                                  (7)       Agency Agreement between State Street Bank and Trust Company and The Bank of
                                            New York, London office dated January 1, 1979.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (8)       Sub-custodian Agreement between State Street Bank and the Chase Manhattan
                                            Bank, N.A. dated September 1, 1986.
                                            (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)



                                Part C - Page 6

                                  (9)       Amendment to the Custodian Agreement between the Registrant and State Street
                                            Bank. (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (10)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company, dated July 2, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No.45 to the
                                            Registration Statement.)

                    (h)           (1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989.
                                            (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(a)      Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(b)      Form of revised fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment
                                            No. 23 to the Registration Statement.)

                                  (2)       Transfer Agency Fee Schedule between the Registrant and Kemper Service
                                            Company on behalf of Scudder Value Fund dated January 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (3)       Agency Agreement between the Registrant on behalf of Value Fund and Kemper
                                            Service Company dated April 16, 1998.
                                            (Incorporated by reference to Post-Effective No. 30 to the Registration
                                            Statement.)

                                (3)(a)      Agency Agreement between the Registrant and Kemper Service Company dated
                                            November 13, 2000.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            47 to the Registration Statement.)

                                  (4)       Amendment No. 1 dated September 30, 1999 to the Agency Agreement between the
                                            Registrant, on behalf of Value Fund, and Kemper Service Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (5)       COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995.
                                            (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment
                                            No. 24 to this Registration Statement.)

                                  (6)       Shareholder Services Agreement between the Registrant and Charles Schwab &
                                            Co., Inc. dated June 1, 1990.
                                            (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                Part C - Page 7

                                  (7)       Service Agreement between Copeland Associates, Inc. and Scudder Service
                                            Corporation, on behalf of Scudder Equity Trust, dated June 8, 1995.
                                            (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment
                                            No. 23 to this Registration Statement.)

                                  (8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated
                                            October 19, 1994.
                                            (Incorporated by reference to Exhibit 9(e)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Value Fund, and Scudder Fund Accounting Corporation dated October
                                            24, 1994.
                                            (Incorporated by reference to Exhibit 9(e)(2) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (9)(a)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                (9)(b)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation
                                            dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                 (10)       Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service
                                            Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund
                                            Accounting Corporation.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                 (11)       Special Servicing Agreement dated November 15, 1996 between Scudder Pathway
                                            Series and the Registrant, on behalf of Scudder Capital Growth Fund and
                                            Scudder Value Fund.
                                            (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                 (12)       Administrative Services Agreement between the Registrant and Kemper
                                            Distributors, Inc. dated April 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                (12)(a)     Amendment No. 1 dated September 14, 1999 to the Administrative Services
                                            Agreement between the Registrant on behalf of Value Fund and Kemper
                                            Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)



                                Part C - Page 8

                                (12)(b)     Administrative Services Agreement (and Fee Schedule thereto) between the
                                            Registrant, on behalf of Scudder Large Company Value Fund, Scudder Select
                                            500 Fund, Scudder Select 1000 Growth Fund, and Value Fund, and Scudder
                                            Kemper Investments, Inc., dated August 28, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                (12)(c)     Administrative Services Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc. dated December 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                 (13)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March
                                            31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                 (14)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation
                                            dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                 (15)       License Agreement between the Registrant, on behalf of Scudder Select 500
                                            Fund, and Standard & Poor's Corporation, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                 (16)       Research License Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Frank Russell Company dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                 (17)       Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Large Company Value Fund) and Scudder Fund Accounting
                                            Corporation, dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (18)       Amended and Restated Administrative Services Agreement (and Fee Schedule
                                            thereto) between the Registrant, on behalf of Scudder Large Company Value
                                            Fund, and Scudder Kemper, Investments, Inc., dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (19)       Shareholder Services Agreement between the Registrant and Kemper
                                            Distributors, Inc., dated December 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)



                                Part C - Page 9

                                (19)(b)     Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated April 5, 2002 is filed herein.


                                 (20)       Agency Agreement between the Registrant and Kemper Service Company, dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                    (i)                     Opinion and Consent of Legal Counsel is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)           (1)       Rule 12b-1 Plan for Scudder Select 500 Fund Class A, dated December 29, 2000 is filed herein.

                                  (2)       Rule 12b-1 Plan for Scudder Select 500 Fund Class B, dated December 29, 2000 is filed herein.

                                  (3)       Rule 12b-1 Plan for Scudder Select 500 Fund Class C, dated December 29, 2000 is filed herein.

                                  (4)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class A, dated December
                                            29, 2000 is filed herein.

                                  (5)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class B, dated December
                                            29, 2000 is filed herein.

                                  (6)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class C, dated December
                                            29, 2000 is filed herein.

                                  (7)       Rule 12b-1 Plan for Scudder Large Company Value Fund Class A, dated December
                                            29, 2000 is filed herein.

                                  (8)       Rule 12b-1 Plan for Scudder Large Company Value Class B, dated December 29,
                                            2000 is filed herein.

                                  (9)       Rule 12b-1 Plan for Scudder Large Company Value Fund Class C, dated December
                                            29, 2000 is filed herein.

                      (n)         (1)       Mutual Funds Multi-Distribution System Plan (Rule 18f-3 Plan).
                                            (Incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 29 to the Registration Statement.)

                                  (2)       Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule
                                            18f-3, dated March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                Part C - Page 10

                                  (3)       Amended and Restated Plan With Respect to Scudder Large Company Value Fund
                                            Pursuant to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (4)       Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated
                                            March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (5)       Amended and Restated Plan With Respect to Scudder Select 500 Fund Pursuant
                                            to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3,
                                            dated March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (7)       Amended and Restated Plan With Respect to Scudder Select 1000 Growth Fund
                                            Pursuant to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (8)       Amended and Restated Plan with respect to the Registrant pursuant to Rule
                                            18f-3.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                    (p)           (1)       Scudder Kemper Investments, Inc. Code of Ethics. (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement.)

                                  (2)       Code of Ethics of Value Equity Trust. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.)

                                (3)(a)      Code of Ethics of Scudder Kemper Investments, Inc., Kemper Distributors,
                                            Inc. and Scudder Investor Services, Inc. dated December 15, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No.48 to the
                                            Registration Statement.)

                                (3)(b)      Code of Ethics of Zurich Scudder Investments, Inc., dated December 15, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                  (4)       Code of Ethics of Scudder Select 500 Fund and Scudder Select 1000 Growth
                                            Fund, dated February 5, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No.48 to the
                                            Registration Statement.)

                                  (5)       Code of Ethics of Value Equity Trust, dated February 6, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                Part C - Page 11

                                  (6)       Code of Ethics of Deutsche Asset Management, dated May 2000, as revised July
                                            2001.
                                            (Incorporated by reference to Post-Effective Amendment No.50 to the
                                            Registration Statement.)

                                  (7)       Code of Ethics Deutsche Asset Management, dated May 2002 is filed herein.

                                  (8)       Code of Ethics Scudder Funds, as of April 5, 2002 is filed herein.

Item 24           Persons Controlled by or under Common Control with Fund
-------           -------------------------------------------------------

                  None

Item 25           Indemnification
-------           ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, was acquired by Deutsche Bank AG not including certain U.K. Operations. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

Item 26           Business and Other Connections of Investment Advisor
-------           ----------------------------------------------------

                  Deutsche Asset Management has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                                Part C - Page 12

                                                                   Business and Other Connections
                    Name                                    of Board of Directors of Registrant's Advisor
                    ----                                    ---------------------------------------------


Dave Baldt                                   Scudder Trust Company, Trust Officer

Dean Barr                                    Deutsche Investment Management Americas Inc. Director

Gary Bartlett                                Scudder Trust Company, Trust Officer

Paul Benziger, Jr.                           Deutsche Trust (Cayman) Ltd., Director

Mitch Billek                                 Deutsche Realty Holdings Corporation, Treasurer

Richard Bodem                                Scudder Investments Service Company, Vice President
                                             Scudder Service Corporation, Vice President

Nicholas Bratt                               Deutsche Asset Management Canada Ltd., Vice President
                                             Deutsche Investment Management Americas Inc., Corporate Vice President
                                             Scudder, Stevens & Clark Corporation (Delaware), Vice President
                                             Scudder, Stevens & Clark Overseas Corporation, Vice President

Thomas Bruns                                 Scudder Distributors, Inc., Director and President
                                             Scudder Investments Marketing Services, Inc., President

Edward Bunn                                  Scudder Trust Company, Vice President

Ann Burbank                                  Scudder Investor Services, Inc., Assistant Clerk

William Butterly, III                        Deutsche (SIS) Investment Corporation, Director and Secretary
                                             Deutsche (SRV) Investment Corporation, Director and Secretary
                                             Deutsche (SS&C) Investment Corporation, Director and Secretary
                                             Deutsche Capital Asset Corporation, Director and Secretary
                                             Deutsche Capital Planning Corporation, Director and Secretary
                                             Deutsche Capital Stock Corporation, Director and Secretary
                                             Deutsche Investment Management Americas Inc., Secretary
                                             Deutsche Realty Holdings Corporation, Director, Vice President and
                                             Secretary
                                             Deutsche Trust (Cayman) Ltd, Director
                                             Scudder Fund Accounting Corporation, Director, Vice President and Secretary
                                             Scudder Investments Marketing Services, Inc., Director, Vice President,
                                             Chief Legal Officer and Secretary
                                             Scudder Investments Service Company, Secretary
                                             Scudder Service Corporation, Clerk

Timothy Cameron                              Scudder Trust Company, Director and President

Andrew Cestone                               Scudder Trust Company, Trust Officer

Robert Ciarlelli                             Scudder Investments Service Company, Director and Senior Vice President
                                             Scudder Service Corporation, Director and Senior Vice President

Susan Cody Leous                             Scudder Insurance Agency of New York, Inc., Director and Vice President

Christopher Cohen                            Scudder Trust Company, Vice President and Treasurer

Philip Collora                               Scudder Distributors, Inc., Asst Secretary
                                             Scudder Investments Marketing Services, Inc., Asst Secretary
                                             Scudder Investor Services, Inc., Asst Clerk

Linda Coughlin                               Deutsche Asset Management Canada Ltd., Chief Executive Officer

Susan Crawshaw                               Scudder Distributors, Inc., Vice President
                                             Scudder Investments Marketing Services, Inc., Senior Vice President

Scott David                                  Scudder Distributors, Inc., Vice President

Warren Davis, III                            Scudder Trust Company, Trust Officer

Richard Desmond                              Scudder Investor Services, Inc., Vice President
                                             Scudder Service Corporation, Vice President

Robert Di Carlo                              Scudder Investments Marketing Services, Inc., Asst. Treasurer

Scott Dolan                                  Scudder Trust Company, Trust Officer

Michael (Patrick) Donovan                    Scudder Distributors, Inc., Anti-Money Laundering Compliance Officer and
                                             Vice President
                                             Scudder Financial Services, Inc., Anti-Money Laundering Compliance
                                             Officer, Vice President and Chief Compliance Officer,
                                             Scudder Investor Services, Inc., Anti-Money Laundering Compliance Officer
                                             and Vice President

Joseph Egan                                  Deutsche (SIS) Investment Corporation, Asst. Treasurer
                                             Deutsche (SRV) Investment Corporation, Asst. Treasurer
                                             Deutsche (SS&C) Investment Corporation, Asst. Treasurer
                                             Deutsche Capital Asset Corporation, Asst. Treasurer
                                             Deutsche Capital Planning Corporation, Asst. Treasurer
                                             Deutsche Capital Stock Corporation, Asst. Treasurer
                                             Scudder Canada Investor Services Co., Asst. Treasurer
                                             Scudder Defined Contribution Services, Inc., Asst. Treasurer

Thomas Eggers                                Deutsche Investment Management Americas Inc., President, Chief Executive
                                             Officer and Member
                                             Deutsche Realty Holdings Corporation, President
                                             Scudder Distributors, Inc., Director and Chairman of the Board
                                             Scudder Financial Services, Inc., Director  and Vice President
                                             Scudder Fund Accounting Corporation, Director and President
                                             Scudder Investments Marketing Services, Inc., Director and Chairman of the
                                             Board
                                             Scudder Investments Service Company, Director and Vice President
                                             Scudder Investor Services, Inc., Director and President
                                             Scudder Service Corporation, Director and Vice President

Jacques Elvinger                             Zurich Scudder Investments (Luxembourg) S.A., Director


James Eysenbach                              Scudder Trust Company, Trust Officer

Rosemary Fairhead                            Scudder Financial Services, Inc., Vice President


Gerard Fischer                               Zurich Scudder Investments (Luxembourg) S.A., Chairman of the Board and
                                             Director

Tom Flaherty                                 Scudder Trust Company, Trust Officer


Deborah Flickinger                           Deutsche Investment Management Americas Inc., Director


James Freeman                                Scudder Trust Company, Assistant Vice President

Robert Froehlich                             Scudder Distributors, Inc., Vice President

Christopher Gagnier                          Scudder Trust Company, Trust Officer

Michael Gallagher                            Scudder Distributors, Inc., Vice President
                                             Scudder Insurance Agency, Inc., Vice President
                                             Scudder Insurance Agency, Inc. (California), Vice President

Cynthia Galloway                             Scudder Annuities and Life Services Inc., Director and Vice President
                                             Scudder Annuities and Life Services of Alabama Inc., Director and Vice
                                             President
                                             Scudder Insurance Agency of New York, Inc., Director and Vice President
                                             Scudder Insurance Agency, Inc., Director and Vice President
                                             Scudder Insurance Agency, Inc. (California), Director and Vice President


Todd Gierke                                  Title
                                             Scudder Distributors, Inc., Asst. Treasurer
                                             Scudder Investments Marketing Services, Inc., Treasurer
                                             Scudder Investments Service Company, Asst. Treasurer

Daniel Gillis                                Scudder Investor Services, Inc., Assistant Clerk


Ben Gillooly (CIBC)                          Deutsche Trust (Cayman) Ltd., Local Manager

William Glavin                               Scudder Distributors, Inc., Director and Vice President
                                             Scudder Financial Services, Inc., Director and President
                                             Scudder Investments Service Company, Director and President
                                             Scudder Service Corporation, Director and President

Adam Greshin                                 Scudder Trust Company, Director and Trust Officer

Daniel Gross                                 SFA, Inc., Director

Donald Hall                                  Scudder Trust Company, Trust Officer



Michael Harrington                           Scudder Distributors, Inc., Vice President


Karen Harting                                Scudder Financial Services, Inc., Vice President

John Hebble                                  Scudder Fund Accounting Corporation, Vice President
                                             Scudder Investor Services, Inc., Asst. Treasurer

Ray Helfer                                   Scudder Trust Company, Trust Officer

Mara Herrington                              Scudder Investments Service Company, Asst Secretary
                                             Scudder Service Corporation, Assistant Clerk

Martin Hicks                                 Deutsche Asset Management Canada Ltd., Director and Vice President

Jennifer Hill                                Scudder Trust Company, Trust Officer


Mary Houde                                   Scudder Trust Company, Vice President


Thomas Hughes                                Deutsche Investment Management Americas Inc., Director
                                             Scudder Investor Services, Inc., Director and Vice President

Robert Inglis                                Deutsche Asset Management Canada Ltd., Director, Chief Financial Officer
                                             and Treasurer

Dean Jackson                                 Scudder Distributors, Inc., Vice President


Joseph McCuine                               Scudder Fund Accounting Corporation, Treasurer


James Keating                                Scudder Distributors, Inc. Asst. Treasurer
                                             Scudder Financial Services, Inc. Asst. Treasurer
                                             Scudder Investor Services, Inc. Asst. Treasurer
                                             Scudder Service Corporation Asst. Treasurer

Daniel Kelley                                Scudder Investments Service Company, Vice President
                                             Scudder Service Corporation, Vice President

Edward Kelly, III                            Deutsche Asset Management Canada Ltd., Vice President


John Kim                                     Deutsche (SIS) Investment Corporation, Director
                                             Deutsche (SRV) Investment Corporation, Director
                                             Deutsche (SS&C) Investment Corporation, Director
                                             Deutsche Capital Asset Corporation, Director
                                             Deutsche Capital Planning Corporation, Director
                                             Deutsche Capital Stock Corporation, Director
                                             Deutsche Cayman Ltd., Director
                                             Deutsche Realty Holdings Corporation, Director
                                             Scudder Fund Accounting Corporation, Asst. Secretary
                                             Scudder Investments Marketing Services, Inc., Director

George Klein                                 Scudder Trust Company. Trust Officer


Cameron Laird                                Deutsche Asset Management Canada Ltd., Vice President


Laura Laracy                                 Scudder Trust Company, Trust Officer


Byung Lim                                    Korea Bond Fund Management Co., Ltd., Director


Ella Lockwood (CIBC)                         Deutsche Trust (Cayman) Ltd., Local Manager


Lorraine Lods                                Scudder Insurance Agency of New York, Inc., Director and Vice President


John Lyons                                   Scudder Trust Company, Vice President


Susan Martland                               Scudder Trust Company, Trust Officer


Naoki Mayumi                                 Deutsche Cayman Ltd., Director


Terrence McBride                             Scudder Distributors, Inc., Vice President


Walter McCarthy                              Deutsche Asset Management Canada Ltd., Director


James McGovern                               Deutsche Investment Management Americas Inc., Asst. Treasurer
                                             Deutsche Realty Holdings Corporation, Director, Vice President and Asst.
                                             Treasurer
                                             SFA, Inc., Vice President and Asst. Treasurer
                                             Scudder Annuities and Life Services Inc., Treasurer
                                             Scudder Annuities and Life Services of Alabama Inc., Treasurer
                                             Scudder Distributors, Inc. Chief Financial Officer, and Treasurer
                                             Scudder Financial Services, Inc., Director, Chief Financial Officer,
                                             Treasurer
                                             Scudder Insurance Agency of New York, Inc., Treasurer
                                             Scudder Insurance Agency, Inc., Treasurer
                                             Scudder Insurance Agency, Inc. (California), Treasurer
                                             Scudder Investments Service Company, Chief Financial Officer and Treasurer
                                             Scudder Investor Services, Inc., Chief Financial Officer and Treasurer
                                             Scudder Service Corporation,  Treasurer

John Millette                                SFA, Inc., Asst Secretary

Kurt Miscinski                               Scudder Investor Services, Inc., Director and Vice President

Jeanne Mitz                                  Scudder Trust Company, Vice President and Clerk

C. Perry Moore                               Scudder Annuities and Life Services Inc., Director and President
                                             Scudder Annuities and Life Services of Alabama Inc., Director and President
                                             Scudder Distributors, Inc., Vice President
                                             Scudder Insurance Agency of New York, Inc., Director and President
                                             Scudder Insurance Agency, Inc., Director and President
                                             Scudder Insurance Agency, Inc. (California), Director and President

Francis Murphy                               Scudder Trust Company, Director

Kenneth Murphy                               Scudder Investments Service Company, Vice President
                                             Scudder Service Corporation, Vice President

Kimberly Mustin                              Scudder Trust Company, Vice President

Gloria Nelund                                Scudder Investor Services, Inc., Vice President

Johnston Norris                              Scudder Distributors, Inc., Vice President

James Nugent                                 Scudder Trust Company, Trust Officer

                                             Trust Officer
Graham Nutter                                Deutsche Cayman Ltd., Director


Juris Padegs                                 Korea Bond Fund Management Co., Ltd., Director


Caroline Pearson                             Scudder Distributors, Inc., Secretary
                                             Scudder Financial Services, Inc. Secretary
                                             Scudder Investor Services, Inc. Clerk

Tina Philippon                               Scudder Trust Company, Vice President


Daniel Pierce                                Scudder Trust Company, Director


John Pileggi                                 Scudder Investments Service Company, Vice President
                                             Scudder Service Corporation, Vice President

Kevin Poole                                  Scudder Investor Services, Inc., Assistant Clerk


Kevin Powers                                 Scudder Trust Company, Vice President


Frank Rachwalski, Jr.                        Scudder Trust Company, Trust Officer

Jeremy Ragus                                 Deutsche Asset Management Canada Ltd., Vice President

Ronald Randall                               Scudder Trust Company, Trust Officer

Timothy Raney                                Scudder Trust Company, Trust Officer

Diane Ratekin                                Scudder Distributors, Inc.. Asst. Secretary

Julian Reddyhough                            Deutsche Cayman L.A. Power II-C Ltd., Secretary
                                             Deutsche Cayman L.A. Power II-P Ltd., Secretary

Harry Resis, Jr.                             Scudder Trust Company, Trust Officer

Robert Richard                               Scudder Trust Company, Assistant Vice President

Judith Rom                                   Scudder Trust Company, Director

G. Saltonstall                               Scudder Trust Company, Trust Officer

Howard Schneider                             SFA, Inc., Director

William Shiebler                             Deutsche Investment Management Americas Inc., Director

John Steele                                  Scudder Trust Company, Trust Officer

Robert Stocks                                Deutsche Asset Management Canada Ltd., Asst. Secretary

Tae-Hwan Suh                                 Korea Bond Fund Management Co., Ltd., Director

Daniel Taylor                                Scudder Trust Company, Trust Officer

Wayne Venckus                                Scudder Investments Service Company, Vice President
                                             Scudder Service Corporation, Vice President

Timothy Vile                                 Scudder Trust Company, Trust Officer

Edmond Villani                               Deutsche Investment Management Americas Inc., Chairman
                                             Zurich Investment Management, Inc., Director, President

Limited Walker Secretaries                   Deutsche Cayman Ltd., Secretary

Betty Whelchel                               Deutsche (SIS) Investment Corporation, Director
                                             Deutsche (SRV) Investment Corporation, Director
                                             Deutsche (SS&C) Investment Corporation, Director
                                             Deutsche Capital Asset Corporation, Director
                                             Deutsche Capital Planning Corporation, Director
                                             Deutsche Capital Stock Corporation, Director
                                             Deutsche Trust (Cayman) Ltd., Director
                                             Scudder Fund Accounting Corporation, Director

Linda Wondrack                               Scudder Annuities and Life Services Inc., Director, Secretary
                                             Scudder Annuities and Life Services of Alabama Inc., Director, Secretary
                                             Scudder Distributors, Inc., Vice President, Chief Compliance Officer
                                             Scudder Financial Services, Inc., Vice President, Asst. Secretary
                                             Scudder Insurance Agency of New York, Inc., Director, Secretary
                                             Scudder Insurance Agency, Inc., Director, Senior Vice President, Clerk
                                             Scudder Insurance Agency, Inc. (California), Director, Senior Vice
                                             President, Secretary
                                             Scudder Investments Marketing Services, Inc., Vice President, Chief
                                             Compliance Officer
                                             Scudder Investments Service Company, Vice President, Asst. Secretary
                                             Scudder Investor Services, Inc., Vice President, Chief Compliance Officer
                                             Scudder Service Corporation, Vice President, Assistant Clerk

Thomas van Ditzhuysen                        Zurich Scudder Investments (Luxembourg) S.A., Director

Philipp von Girsewald                        Deutsche Investment Management Americas Inc., Director






Item 27           Principal Underwriters
-------           ----------------------

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's Class A, B and C shares and also acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

                  Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's Class S shares and also acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant's Class A, B and C shares is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                  Scudder Investor Services, Inc. has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

            (1)                                 (2)                                 (3)

Scudder Distributors, Inc.
Name and Principal          Positions and Offices with                  Positions and
Business Address            Scudder Distributors, Inc.                  Offices with Registrant
----------------            --------------------------                  -----------------------

Thomas F. Eggers            Chairman and Director                       None
345 Park Avenue
New York, NY 10154



                                Part C - Page 13

            (1)                                 (2)                                 (3)

Scudder Distributors, Inc.
Name and Principal          Positions and Offices with                  Positions and
Business Address            Scudder Distributors, Inc.                  Offices with Registrant
----------------            --------------------------                  -----------------------

William F. Glavin           Vice President and Director                 Vice President
Two International Place
Boston, MA  02110-4103

Thomas V. Bruns             Director and President                      None
222 South Riverside Plaza
Chicago, IL  60606

James J. McGovern           Chief Financial Officer and Treasurer       None
345 Park Avenue
New York, NY  10054

Caroline Pearson            Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack           Vice President and                          None
Two International Place     Chief Compliance Officer
Boston, MA  02110-4103

Susan K. Crawshaw           Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David              Vice President                              None
Two International Place
Boston, MA  02110-4103

Robert Froelich             Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher        Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan          Vice President                              None
Two International Place
Boston, MA  02110-4103

Michael E. Harrington       Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606



                                Part C - Page 14

            (1)                                 (2)                                 (3)

Scudder Distributors, Inc.
Name and Principal          Positions and Offices with                  Positions and
Business Address            Scudder Distributors, Inc.                  Offices with Registrant
----------------            --------------------------                  -----------------------

Terrance S. McBride         Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore              Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke              Assistant Treasurer                         None
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating            Assistant Treasurer                         None
345 Park Avenue
New York, NY  10054

Philip J. Collora           Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin            Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606

Scudder Investor Services, Inc.

 Name and Principal                Position and Offices with              Positions and Offices with
 Business Address                  Scudder Investor Services, Inc.        Registrant
 ----------------                  -------------------------------        ----------

 Ann P. Burbank                    Assistant Clerk                         None
 Two International Place
 Boston, MA  02110-4103

 Thomas F. Eggers                  President and Director                  None
 Two International Place
 Boston, MA  02110-4103

 Philip J. Collora                 Assistant Clerk                         None
 222 South Riverside Plaza
 Chicago, IL  60606

 Richard W. Desmond                Vice President                          None
 345 Park Avenue
 New York, NY  10154-0010

                                Part C - Page 15

 Name and Principal                Position and Offices with              Positions and Offices with
 Business Address                  Scudder Investor Services, Inc.        Registrant
 ----------------                  -------------------------------        ----------

 M. Patrick Donovan                Vice President                          None
 Two International Place
 Boston, MA 02110-4103

 Daniel J. Gillis                  Assistant Clerk                         None
 Two International Place
 Boston, MA  02110-4103

 John R. Hebble                    Assistant Treasurer                     Assistant Treasurer
 Two International Place
 Boston, MA  02110-4103

 Thomas J. Hughes                  Vice President and Director             None
 280 Park Avenue
 New York, NY 10017

 James E. Keating                  Assistant Treasurer                     None
 345 Park Avenue
 New York, NY  10154-0010

 Kurt P. Miscinski                 Vice President and Director             None
 345 Park Avenue
 New York, NY  10154-0010

 James J. McGovern                 Chief Financial Officer and Treasurer   None
 345 Park Avenue
 New York, NY  10154-0010

 Gloria S. Nelund                                                           one
 333 South Hope Street, 37th Floor
 Los Angeles, CA 90071-1470        Vice President                          N

 Caroline Pearson                                                           ssistant Secretary
 Two International Place
 Boston, MA  02110-4103            Clerk                                   A

 Kevin G. Poole                                                             one
 Two International Place
 Boston, MA  02110-4103            Assistant Clerk                         N

 Linda J. Wondrack
 Two International Place           Chief Compliance Officer and Vice        one
 Boston, MA  02110-4103            President                               N

                               (c) Not applicable

Item 28           Location of Accounts and Records
-------           --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management



                                Part C - Page 16

                  Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29           Management Services
-------           -------------------

                  Inapplicable.

Item 30           Undertakings
-------           ------------

                  Inapplicable.



                                Part C - Page 17

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 24th of June, 2002.



                                                 Value Equity Trust

                                                 By:   /s/ John Millette
                                                       -----------------
                                                       John Millette, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.* #                     Trustee                                      June 24, 2002


/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*#                       Trustee                                      June 24, 2002


/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*#                          Trustee                                      June 24, 2002


/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*#                              Trustee                                      June 24, 2002


/s/ Jean Gleason Stromberg                  Trustee                                      June 24, 2002
--------------------------------------
Jean Gleason Stromberg*#


/s/ Jean C. Tempel                          Trustee                                      June 24, 2002
--------------------------------------
Jean C. Tempel*#


/s/ Richard T. Hale
--------------------------------------
Richard T. Hale*+                           Trustee                                      June 24, 2002


/s/ Louis E. Levy
--------------------------------------
Louis E. Levy*+                             Trustee                                      June 24, 2002


/s/ Carl W. Vogt
--------------------------------------
Carl W. Vogt*+                              Trustee                                      June 24, 2002

/s/ Gary French
--------------------------------------
Gary French                                 Treasurer (Principal Financial and           June 24, 2002
                                            Accounting Officer)


*By:     /s/ John Millette
         ------------------------------
         John Millette, Secretary

# Attorney-in-fact pursuant to the powers of attorney incorporated by reference to Post-Effective Amendment No. 34 and Post-Effective Amendment No. 40 to the Registration Statement.

+    Attorney-in-fact pursuant to the powers of attorney filed herein.

                                POWER OF ATTORNEY
                                -----------------

                         Global/International Fund, Inc.
                                Investment Trust
                          Scudder Cash Investment Trust
                               Scudder Funds Trust
                              Scudder Income Trust
                        Scudder International Fund, Inc.
                           Scudder Money Market Trust
                             Scudder Municipal Trust
                           Scudder Mutual Funds, Inc.
                             Scudder Pathway Series
                             Scudder Portfolio Trust
                            Scudder Securities Trust
                          Scudder State Tax Free Trust
                           Scudder Tax Free Money Fund
                        Scudder U.S. Treasury Money Fund
                            Scudder Variable Series I
                               Value Equity Trust

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                                          TITLE                      DATE
---------                                                          -----                      ----

/s/ Richard T. Hale                                          Director/Trustee                 April 24, 2002
-------------------------------------------------
Richard T. Hale

/s/ Louis E. Levy                                            Director/Trustee                 April 24, 2002
-------------------------------------------------
Louis E. Levy

/s/ Carl W. Vogt                                             Director/Trustee                 April 24, 2002
-------------------------------------------------
Carl W. Vogt


                                                               File No. 2-78724
                                                               File No. 811-1444






                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 51
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 51
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               VALUE EQUITY TRUST

                               VALUE EQUITY TRUST

                                  EXHIBIT INDEX
                                     (a)(9)
                                     (e)(7)
                                   (h)(19)(b)
                                       (i)
                                       (j)
                                     (m)(1)
                                     (m)(2)
                                     (m)(3)
                                     (m)(4)
                                     (m)(5)
                                     (m)(6)
                                     (m)(7)
                                     (m)(8)
                                     (m)(9)
                                     (p)(7)
                                     (p)(8)